DoubleLine Shiller Enhanced CAPE®

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 6.6%
4,976,006	AASET Ltd., Series 2018-1A-A	3.84%	^	01/16/2038	5,015,725
4,797,295	Avant Loans Funding Trust, Series 2018-B-A	3.42%	^	01/18/2022	4,813,594
7,049,368	Avant Loans Funding Trust, Series 2019-A-A	3.48%	^	07/15/2022	7,077,231
7,009,030	Castlelake Aircraft Securitization Trust, Series 2018-1-A	4.13%	^	06/15/2043	7,194,938
4,925,474	Castlelake Aircraft Securitization Trust, Series 2019-1A-A	3.97%	^	04/15/2039	5,033,839
5,942,241	CLI Funding LLC, Series 2019-1A-A	3.71%	^	05/18/2044	6,013,781
2,250,000	College Ave Student Loans LLC, Series 2017-A-B	4.50%	^	11/26/2046	2,341,904
257,876	Colony American Finance Ltd., Series 2016-1-A	2.54%	^	06/15/2048	256,927
5,481,393	CPS Auto Receivables Trust, Series 2019-B-A	2.89%	^	05/16/2022	5,492,443
2,255,267	DRB Prime Student Loan Trust, Series 2017-A-B	3.10%	# ^	05/27/2042	2,264,251
4,674,837	DT Auto Owner Trust, Series 2019-2A-A	2.85%	^	09/15/2022	4,690,847
4,657,728	Earnest Student Loan Program, Series 2017-A-A2	2.65%	^	01/25/2041	4,652,959
947,769	Flagship Credit Auto Trust, Series 2016-3-B	2.43%	^	06/15/2021	947,496
8,120,000	Flagship Credit Auto Trust, Series 2016-4-C	2.71%	^	11/15/2022	8,139,447
6,850,000	Flagship Credit Auto Trust, Series 2017-1-C	3.22%	^	05/15/2023	6,906,648
6,650,000	Flagship Credit Auto Trust, Series 2017-4-B	2.66%	^	10/17/2022	6,659,653
9,271,738	Foundation Finance Trust, Series 2019-1A-A	3.86%	^	11/15/2034	9,399,141
7,991,901	FREED Trust, Series 2019-1-A	3.42%	^	06/18/2026	8,024,654
4,405,500	Global SC Finance Ltd., Series 2018-1A-A	4.29%	^	05/17/2038	4,579,358
10,596,392	GLS Auto Receivables Issuer Trust, Series 2019-2A-A	3.06%	^	04/17/2023	10,658,816
9,925,000	Hardee’s Funding LLC, Series 2018-1A-A2I	4.25%	^	06/20/2048	10,138,784
11,491,071	Helios Issuer LLC, Series 2017-1A-A	4.94%	^	09/20/2049	12,059,541
2,798,477	HERO Funding Trust, Series 2016-1A-A	4.05%	^	09/20/2041	2,959,156
4,754,064	Horizon Aircraft Finance Ltd., Series 2018-1-A	4.46%	^	12/15/2038	4,920,314
18,716,625	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	19,651,157
12,000,000	Kabbage Funding LLC, Series 2019-1-A	3.83%	^	03/15/2024	12,173,240
797,580	Laurel Road Prime Student Loan Trust, Series 2017-B-CFX	3.61%	^	08/25/2042	797,056
9,706,129	Lendmark Funding Trust, Series 2017-1A-A	2.83%	^	12/22/2025	9,681,266
2,946,790	Mariner Finance Issuance Trust, Series 2017-AA-A	3.62%	^	02/20/2029	2,958,949
6,361,434	Marlette Funding Trust, Series 2018-4A-A	3.71%	^	12/15/2028	6,427,480
7,000,000	Marlette Funding Trust, Series 2019-2A-A	3.13%	^	07/16/2029	7,042,155
7,000,000	Marlette Funding Trust, Series 2019-3A-A	2.69%	^	09/17/2029	7,017,864
1,845,959	Mosaic Solar Loan Trust, Series 2017-1A-A	4.45%	^	06/20/2042	1,920,687
8,256,141	Mosaic Solar Loan Trust, Series 2018-2GS-A	4.20%	^	02/22/2044	8,494,279
4,500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68%	^	02/18/2042	4,640,711
5,000,000	Navient Private Education Refinance Loan Trust, Series 2019-CA-A1	2.82%	^	02/15/2068	5,036,225
15,000,000	OneMain Financial Issuance Trust, Series 2017-1A-A1	2.37%	^	09/14/2032	14,973,472
569,185	Prosper Marketplace Issuance Trust Series	3.11%	^	06/17/2024	569,524
20,000,000	SBA Tower Trust	3.17%	^	04/11/2022	20,165,460
2,414,566	SCF Equipment Leasing LLC, Series 2017-1A-A	3.77%	^	01/20/2023	2,447,894
2,412,136	Sierra Timeshare Receivables Funding LLC, Series 2016-3A-A	2.43%	^	10/20/2033	2,405,556
6,918,213	SLM Private Credit Student Loan Trust, Series 2006-A-A5 (3 Month LIBOR USD + 0.29%, 0.29% Floor)	2.70%		06/15/2039	6,726,404
820,615	SoFi Consumer Loan Program LLC, Series 2016-1-A	3.26%	^	08/25/2025	828,669
610,274	SoFi Consumer Loan Program LLC, Series 2016-3-A	3.05%	^	12/26/2025	613,124
5,200,000	SoFi Consumer Loan Program LLC, Series 2017-6-A2	2.82%	^	11/25/2026	5,210,965
319,783	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	321,368
2,599,303	SoFi Consumer Loan Program Trust, Series 2017-1-A	3.28%	^	01/26/2026	2,620,738
1,378,425	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	1,388,107
666,004	SoFi Consumer Loan Program Trust, Series 2017-3-A	2.77%	^	05/25/2026	667,404
86,298	SoFi Consumer Loan Program Trust, Series 2017-5-A1	2.14%	^	09/25/2026	86,248
500,000	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78%	^	09/25/2026	501,073
1,566,745	SoFi Consumer Loan Program Trust, Series 2018-1-A1	2.55%	^	02/25/2027	1,566,083
988,091	SoFi Consumer Loan Program Trust, Series 2018-2-A1	2.93%	^	04/26/2027	989,282
6,390,395	SoFi Consumer Loan Program Trust, Series 2019-1-A	3.24%	^	02/25/2028	6,454,924
14,030,247	SoFi Consumer Loan Program Trust, Series 2019-2-A	3.01%	^	04/25/2028	14,137,065
5,000,000	SoFi Professional Loan Program, Series 2017-A-A2B	2.40%	^	03/26/2040	4,999,090
4,781,501	Springleaf Funding Trust, Series 2016-AA-A	2.90%	^	11/15/2029	4,786,747
20,000,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	20,048,304
893,817	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	914,382
3,886,461	STARR Ltd., Series 2018-1-A	4.09%	^	05/15/2043	3,964,781
2,700,893	START Ireland, Series 2019-1-A	4.09%	^	03/15/2044	2,757,949
18,842,341	TAL Advantage LLC, Series 2017-1A-A	4.50%	^	04/20/2042	19,279,716
13,486,607	Thunderbolt Aircraft Lease Ltd., Series 2018-A-A	4.15%	^§	09/15/2038	13,881,306
1,419,643	Thunderbolt Aircraft Lease Ltd., Series 2018-A-B	5.07%	^§	09/15/2038	1,444,938
7,224,634	Triton Container Finance LLC, Series 2017-1A-A	3.52%	^	06/20/2042	7,346,572
2,802,706	Upgrade Receivables Trust, Series 2018-1A-A	3.76%	^	11/15/2024	2,816,437
6,103,899	Upgrade Receivables Trust, Series 2019-1A-A	3.48%	^	03/15/2025	6,136,523
4,000,000	Upstart Securitization Trust, Series 2019-1-B	4.19%	^	04/20/2026	4,051,946
4,970,833	Vantage Data Centers Issuer LLC, Series 2018-2A-A2	4.20%	^	11/16/2043	5,124,571
11,133,525	Westlake Automobile Receivables Trust, Series 2017-1A-C	2.70%	^	10/17/2022	11,137,534
15,100,000	Westlake Automobile Receivables Trust, Series 2017-2A-C	2.59%	^	12/15/2022	15,107,580
5,000,000	Westlake Automobile Receivables Trust, Series 2019-2A-A2A	2.57%	^	02/15/2023	5,006,365

Total Asset Backed Obligations (Cost $431,501,848)					437,560,617

Bank Loans - 7.7%
203,975	8th Avenue Food & Provisions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.17%		10/01/2025	204,452
1,735,157	Acadia Healthcare Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.90%		02/16/2023	1,729,744
1,119,768	Access CIG, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.19%		02/27/2025	1,115,921
763,088	Achilles Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.44%		10/13/2025	764,041
3,652,620	Acrisure, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.77%		11/22/2023	3,642,739
820,000	Agiliti Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.50%		01/05/2026	818,975
1,994,067	Air Medical Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.64%		04/28/2022	1,883,685
2,008,867	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.83%		04/22/2024	1,644,760
899,248	Albertson’s LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		11/17/2025	895,876
1,215,696	Albertson’s LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.40%		06/22/2023	1,216,000
697,332	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.90%		08/01/2025	697,771
1,608,750	Aleris International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	7.15%		02/27/2023	1,612,772
549,752	AlixPartners, LLP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.15%		04/04/2024	549,219
1,240,000	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.66%		05/09/2025	1,225,535
1,242,027	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan	6.57%	±	06/27/2026	1,238,922
122,973	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan	6.57%	±	06/27/2026	122,666
3,632,086	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.15%		07/28/2022	3,630,578
119,400	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.65%		07/28/2022	119,419
2,632,392	Almonde, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.90%		06/13/2024	2,569,517
735,276	Almonde, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.65%		06/16/2025	731,294
2,742,108	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		07/31/2024	2,736,542
990,410	Altra Industrial Motion Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		10/01/2025	973,702
560,000	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.39%		12/15/2023	552,051
1,460,000	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		04/28/2023	1,441,385
1,170,846	American Renal Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	7.90%		06/21/2024	1,173,410
1,496,753	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	9.98%		09/02/2024	1,406,948
2,056,766	Amneal Pharmaceuticals LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.94%		05/05/2025	2,047,346
2,211,915	Applied Systems, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.33%		09/19/2024	2,196,708
1,865,000	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.08%		03/11/2025	1,861,503
539,033	Arctic Glacier U.S.A., Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.90%		03/20/2024	538,529
1,132,962	Ascend Learning, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		07/12/2024	1,119,151
4,653,170	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.90%		10/22/2024	4,615,363
577,610	Asurion, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		11/04/2024	577,168
2,903,485	Asurion, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		11/03/2023	2,901,147
935,000	Asurion, LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	8.90%		08/04/2025	950,100
2,693,250	Athenahealth, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	7.05%		02/11/2026	2,691,567
1,685,775	Auris Luxembourg III Sarl, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.15%		02/27/2026	1,691,254
1,247,434	Avantor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.40%		11/21/2024	1,254,064
2,575,345	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.65%		12/16/2024	2,469,112
3,485,868	Axalta Coating Systems Dutch Holding B B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	4.08%		05/31/2024	3,449,928
416,818	Bass Pro Group, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	7.40%		09/25/2024	399,016
1,420,313	Bausch Health Companies Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.16%		11/27/2025	1,413,658
421,849	Bausch Health Companies Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.41%		06/02/2025	422,157
1,811,700	BCP Renaissance Parent L.L.C., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.08%		10/31/2024	1,809,925
2,485,000	Berry Global Group, Inc., Senior Secured First Lien Term Loan	5.06%	±	05/15/2026	2,471,022
189,225	Berry Global Group, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 2.00%)	4.41%		10/01/2022	188,170
4,598,417	BJ’s Wholesale Club, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.16%		02/02/2024	4,608,465
3,127,888	Blackhawk Network Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		06/16/2025	3,109,324
2,050,000	Blackstone CQP Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.89%		06/07/2024	2,054,613
1,384,335	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	6.58%		10/02/2025	1,313,387
	Brand Energy & Infrastructure Services Inc, Senior Secured First Lien Term Loan
598,703	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.84%		06/21/2024	579,993
11,514	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.58%		06/21/2024	11,154
541,135	(2 Month LIBOR USD + 4.25%, 1.00% Floor)	6.73%		06/21/2024	524,225
2,326,500	Brazos Delaware II, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.38%		05/21/2025	2,192,726
	Bright Bidco B.V., Senior Secured First Lien Term Loan
1,311,142	(3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.83%		06/28/2024	935,828
645,787	(1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.90%		06/28/2024	460,930
255,427	Brookfield WEC Holdings Inc., Senior Secured First Lien Term Loan	5.82%	±	08/01/2025	255,427
2,099,450	Brookfield WEC Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.90%		08/01/2025	2,099,303
4,812,691	Burger King Restaurant Brands, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	4.65%		02/16/2024	4,784,633
2,140,000	Calpine Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.08%		04/06/2026	2,139,337
4,586,286	Canyon Valor Companies, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.08%		06/16/2023	4,566,221
189,787	Capital Automotive L.P., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.41%		03/24/2025	190,915
3,816,706	Capri Acquisitions BidCo Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.83%		11/01/2024	3,751,822
2,117,950	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.65%		05/18/2026	2,120,597
1,143,653	CBS Radio Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		11/18/2024	1,144,133
2,896,172	Cengage Learning, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.65%		06/07/2023	2,783,772
3,211,254	CenturyLink, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		01/31/2025	3,142,582
2,593,408	CEOC, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		10/04/2024	2,575,176
4,291,766	Change Healthcare Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.15%		03/01/2024	4,266,037
405,000	Charter NEX US, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.90%		05/16/2024	404,443
3,774,199	CHG Healthcare Services, Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		06/07/2023	3,760,366
2,311,650	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		03/31/2025	2,298,659
2,114,025	Cincinnati Bell Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.65%		10/02/2024	2,105,220
2,644,024	ClubCorporationHoldings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.08%		09/18/2024	2,463,913
1,800,000	CommScope, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.65%		04/03/2026	1,797,300
1,095,591	Compass Power Generation, L.L.C., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.90%		12/20/2024	1,098,878
446,564	Concentra, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.21%		06/01/2022	447,680
963,861	Covia Holdings Corporation, Senior Secured First Lien Term Loan (1 Week LIBOR USD + 3.75%, 1.00% Floor)	6.60%		06/02/2025	783,479
908,930	CPI Holdco, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.08%		03/21/2024	909,498
353,225	CPM Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.15%		11/17/2025	349,398
463,838	CSC Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.64%		01/15/2026	457,172
3,221,781	CSC Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.64%		07/17/2025	3,175,710
1,160,000	CSC Holdings, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	5.39%		04/15/2027	1,163,190
2,888,531	CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.59%		07/03/2020	2,759,992
4,161,819	Cvent, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.15%		11/29/2024	4,120,201
	CVS Holdings I, LP, Senior Secured First Lien Term Loan
1,291,068	(1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.16%		02/06/2025	1,291,068
159,570	(3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.07%		02/06/2025	159,570
2,448,836	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.42%		05/01/2024	2,288,143
227,555	Cyxtera DC Holdings, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.67%		05/01/2025	199,355
2,863,745	Deerfield Holdings Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.65%		02/13/2025	2,782,944
4,813,100	Dell International L.L.C., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.75% Floor)	4.41%		09/07/2023	4,794,064
966,201	Delta 2 SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	4.90%		02/01/2024	947,843
2,115,193	DentalCorporationPerfect Smile ULC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.15%		06/06/2025	2,093,385
221,249	DexKo Global Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.90%		07/24/2024	220,788
1,003,693	Digicel International Finance Ltd, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.78%		05/27/2024	880,239
357,692	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.33%		04/06/2026	359,672
192,308	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.33%		04/06/2026	193,372
806,438	Dynatrace LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.40%		08/22/2025	806,135
1,600,988	E.W. Scripps Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		05/01/2026	1,599,987
2,901,621	EAB Global, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 1.00% Floor)	6.38%		11/15/2024	2,881,673
2,336,711	Edgewater Generation, L.L.C., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.15%		12/12/2025	2,335,742
2,388,602	EG America LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.33%		02/06/2025	2,352,271
681,375	EG Group Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.33%		02/07/2025	671,011
999,930	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.15%		10/10/2025	886,188
4,182,872	Equian Buyer Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.65%		05/20/2024	4,184,440
4,477,984	Equinox Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		03/08/2024	4,471,469
5,145,372	ESH Hospitality, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		08/30/2023	5,144,189
2,522,817	Excelitas Technologies Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.83%		12/02/2024	2,519,663
661,835	Exgen Renewables IV, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.53%		11/29/2024	634,948
1,193,046	Explorer Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.08%		05/02/2023	1,189,693
1,675,554	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		03/31/2025	1,674,800
2,715,709	Financial & Risk US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.15%		10/01/2025	2,638,054
2,840,000	First Data Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		04/26/2024	2,840,000
595,219	Flexential Intermediate Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.83%		08/01/2024	548,349
2,424,858	Flexera Software LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.91%		02/26/2025	2,421,076
3,281,138	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	8.27%		03/28/2022	2,702,838
1,427,825	Forest City Enterprises, L.P., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.40%		12/08/2025	1,435,557
2,101,718	Forterra Finance, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		10/25/2023	1,945,550
735,090	Frontdoor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.94%		08/18/2025	735,090
3,658,402	Garda World Security Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	8.00%		05/24/2024	3,640,860
4,586,658	Gates Global LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.15%		04/01/2024	4,566,592
480,000	Gavilan Resources, LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.40%		03/01/2024	256,800
2,854,697	Genesys Telecommunications Laboratories, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.65%		12/01/2023	2,825,707
3,932,612	Gentiva Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.19%		07/02/2025	3,941,225
850,000	Gentiva Health Services, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	11.50%		07/02/2026	860,625
1,066,396	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.94%		02/19/2026	1,062,839
1,795,108	Go Daddy Operating Company, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		02/15/2024	1,797,128
1,870,600	GOBP Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.14%		10/22/2025	1,872,359
1,815,463	GoodRX, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.14%		10/10/2025	1,804,407
3,169,156	GrafTech Finance, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.90%		02/12/2025	3,117,658
2,784,915	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.93%		01/02/2026	2,785,611
3,435,281	GTT Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		06/02/2025	3,087,888
	Gulf Finance, LLC, Senior Secured First Lien Term Loan
1,163,756	(3 Month LIBOR USD + 5.25%, 1.00% Floor)	7.58%		08/25/2023	956,700
1,981,530	(1 Month LIBOR USD + 5.25%, 1.00% Floor)	7.69%		08/25/2023	1,628,976
1,557,533	Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	4.90%		08/18/2023	1,520,292
1,132,037	Harsco Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	4.69%		12/06/2024	1,134,160
3,722,335	Hayward Industries, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.90%		08/05/2024	3,652,542
1,885,000	HC Group Holdings, Inc., Senior Secured First Lien Term Loan	7.06%	±	05/22/2026	1,882,644
585,575	HD Supply, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.15%		10/17/2023	585,730
680,000	Hexion, Inc., Senior Secured First Lien Term Loan	5.82%	±	06/27/2026	680,850
3,380,000	Hilton Worldwide Finance LLC, Senior Secured First Lien Term Loan	4.15%	±	06/22/2026	3,385,763
2,920,941	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	5.65%		07/01/2024	2,905,431
512,560	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	9.40%		07/07/2025	516,191
470,000	IAA Spinco, Inc., Senior Secured First Lien Term Loan	4.78%	±	05/22/2026	472,350
1,035,000	IHeartCommunications, Inc., Senior Secured First Lien Term Loan	6.58%	±	05/01/2026	1,037,510
3,615,000	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.15%		11/30/2023	3,582,808
1,606,523	ION Trading Technologies S.a.R.L, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.65%		11/21/2024	1,562,055
1,805,810	IQVIA Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	4.33%		01/17/2025	1,806,379
4,020,687	IRB Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.64%		02/05/2025	3,976,399
1,205,922	IRI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	7.02%		12/01/2025	1,205,669
4,246,628	Jaguar Holding Company II, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	4.90%		08/18/2022	4,228,304
2,640,713	JBS USA Lux S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.90%		05/01/2026	2,639,960
1,885,607	Jo-Ann Stores, LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%, 1.00% Floor)	7.59%		10/20/2023	1,712,763
175,803	KAR Auction Services, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	4.88%		03/09/2023	175,886
2,142,250	KBR, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.15%		04/25/2025	2,148,280
1,428,801	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		08/01/2022	1,383,558
1,414,313	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	7.44%		07/02/2025	1,400,169
1,650,359	Klockner-Pentaplast of America, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.65%		06/30/2022	1,469,644
2,913,843	Kronos Acquisition Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.40%		05/15/2023	2,755,403
3,427,550	Kronos Incorporated, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.58%		11/01/2023	3,424,345
1,556,748	Learfield Communications LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.66%		12/01/2023	1,560,648
740,000	Level 3 Financing, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.65%		02/22/2024	735,098
4,421,319	Life Time Fitness, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.27%		06/10/2022	4,409,028
870,248	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.65%		03/24/2025	866,257
3,200,000	Lower Cadence Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.40%		05/22/2026	3,188,672
2,448,950	Lucid Energy Group II Borrower, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		02/18/2025	2,344,882
850,725	Marriott Ownership Resorts Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.65%		08/29/2025	852,146
364,314	Mavis Tire Express Services Corporation, Senior Secured First Lien Delayed-Draw Term Loan	5.57%	±&	03/20/2025	358,242
2,869,725	Mavis Tire Express Services Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.65%		03/20/2025	2,821,901
1,101,663	McDermott International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	7.40%		05/12/2025	1,085,226
839,170	Meredith Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		01/31/2025	839,560
1,430,000	Messer Industries, L.L.C., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	5.10%		03/02/2026	1,412,575
1,927,016	MGM Growth Properties Operating Partnership LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		03/21/2025	1,917,535
4,259,386	Milacron LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.90%		09/28/2023	4,152,901
3,770,550	Millennium Trust Company, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	7.40%		03/27/2026	3,717,121
48,712	Mission Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.69%		01/17/2024	48,395
39,048	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan	5.82%	±&	05/14/2026	38,962
780,952	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.90%		05/14/2026	779,246
3,197,515	Mitchell International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.65%		11/29/2024	3,059,910
2,380,614	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.90%		11/28/2025	2,281,425
774,276	Monitronics International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	10.00%	D	09/30/2022	739,712
4,114,229	MPH Acquisition Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.35%		06/07/2023	3,944,517
1,977,832	National Vision, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.90%		11/20/2024	1,979,889
1,169,125	NEP Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.65%		10/20/2025	1,168,581
235,000	NEP Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	9.40%		10/19/2026	233,825
2,080,000	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan	5.07%	±	06/20/2026	2,074,800
243,917	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.65%		01/17/2024	242,326
1,617,168	Numericable U.S. LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.39%		08/14/2026	1,586,506
353,225	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	6.02%		10/24/2025	349,251
2,633,461	Panther BF Aggregator 2 LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.90%		04/30/2026	2,617,832
1,853,107	Parexel International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		09/27/2024	1,779,650
595,000	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		05/29/2026	596,672
1,164,936	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	4.65%		10/15/2025	1,162,204
1,824,278	PetSmart, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	6.67%		03/11/2022	1,780,669
567,241	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.16%		03/03/2025	562,277
1,081,219	Pike Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.91%		03/21/2025	1,084,020
3,805,620	Pisces Midco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.35%		04/12/2025	3,708,900
2,052,303	Plantronics, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.90%		07/02/2025	2,042,904
2,888,645	Playa Resorts Holding B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.15%		04/29/2024	2,775,265
4,386,368	PODS, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.16%		12/06/2024	4,329,718
533,995	Polar US Borrower, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	7.35%		10/15/2025	527,987
2,358,704	PowerTeam Services, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.58%		03/06/2025	2,236,358
907,725	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	7.08%		03/11/2026	913,398
3,110,911	Prime Security Services Borrower, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.15%		05/02/2022	3,093,552
1,514,600	Pro Mach Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.14%		03/07/2025	1,462,225
2,229,599	Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	6.37%		04/26/2024	2,168,286
4,208,350	Radiate Holdco, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.40%		02/01/2024	4,118,670
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
1,786,551	(3 Month LIBOR USD + 4.75%)	7.34%		07/09/2025	1,786,274
1,179,123	(6 Month LIBOR USD + 4.75%)	7.39%		07/09/2025	1,178,941
250,117	(4 Month LIBOR USD + 4.75%)	7.39%		07/09/2025	250,078
357,310	(1 Month LIBOR USD + 4.75%)	7.34%		07/09/2025	357,255
1,835,775	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.90%		11/14/2025	1,828,065
4,211,083	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.73%		06/02/2025	4,096,141
1,746,876	RentPath, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	7.16%		12/17/2021	1,033,146
1,353,045	Reynolds Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		02/06/2023	1,344,954
1,178,695	RPI Finance Trust, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		03/27/2023	1,181,276
1,447,725	Science Applications International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.15%		10/31/2025	1,440,486
	Scientific Games International, Inc., Senior Secured First Lien Term Loan
2,557,710	(2 Month LIBOR USD + 2.75%)	5.23%		08/14/2024	2,522,363
599,957	(1 Month LIBOR USD + 2.75%)	5.15%		08/14/2024	591,665
1,880,321	SCS Holdings I Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.65%		10/31/2022	1,893,248
2,324,466	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	6.83%		11/01/2024	2,169,505
4,109,895	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.65%		12/31/2025	4,059,610
3,163,115	Severin Acquisition, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.82%		08/01/2025	3,127,040
2,479,950	SIWF Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.65%		06/13/2025	2,464,450
1,550,000	Six Flags Theme Parks, Inc., Senior Secured First Lien Term Loan	4.41%	±	04/17/2026	1,553,387
1,206,471	SMG US Midco 2, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		01/23/2025	1,201,953
1,700,785	SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		02/05/2024	1,694,755
2,531,216	Solenis International, L.P., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.52%		06/26/2025	2,504,638
4,625,683	Solera, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		03/03/2023	4,597,512
3,725,108	Sophia, L.P., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.85%		09/30/2022	3,719,055
2,286,056	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		06/27/2025	2,286,410
	Southern Graphics Inc., Senior Secured First Lien Term Loan
782,472	(2 Month LIBOR USD + 3.25%)	5.69%		12/30/2022	656,791
693,890	(2 Month LIBOR USD + 3.25%)	5.65%		12/30/2022	582,438
1,131,429	Speedcast International Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.08%		05/15/2025	1,118,700
3,262,245	Sprint Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	4.94%		02/02/2024	3,218,743
1,622,580	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.65%		04/16/2025	1,618,970
2,030,000	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	7.60%		04/16/2026	1,953,550
2,922,675	Starfruit US Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.67%		10/01/2025	2,884,315
1,541,895	Syncreon Global Finance Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.83%	Ω	10/28/2020	894,299
	TAMKO Building Products LLC, Senior Secured First Lien Term Loan
564,400	(3 Month LIBOR USD + 3.25%)	5.58%		05/29/2026	563,680
115,600	(1 Month LIBOR USD + 3.25%)	5.65%		05/29/2026	115,453
2,701,436	Telesat Canada, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 0.75% Floor)	4.83%		11/17/2023	2,675,556
4,616,422	Tempo Acquisition, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		05/01/2024	4,604,881
591,878	Tenneco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.40%		10/01/2025	548,079
2,065,000	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	7.40%		02/06/2026	2,068,232
2,790,975	The Edelman Financial Center, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.64%		07/21/2025	2,785,993
205,000	The Edelman Financial Center, LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%)	9.14%		07/20/2026	206,538
1,532,601	Titan Acquisition Limited, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		03/28/2025	1,467,250
2,864,757	TKC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.16%		02/01/2023	2,810,141
5,183,306	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		04/10/2023	5,180,999
1,460,606	Transdigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.83%		06/09/2023	1,436,192
2,703,678	Transdigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.83%		05/30/2025	2,645,941
1,168,200	Travel Leaders Group, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.38%		01/25/2024	1,172,090
1,080,000	Travelport Finance SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	7.54%		05/29/2026	1,018,910
1,318,391	Traverse Midstream Partners LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.59%		09/27/2024	1,307,086
34,361	Tribune Media Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.40%		12/24/2020	34,409
68,523	U.S. Silica Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.44%		05/01/2025	64,530
2,391,880	Uber Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.41%		04/04/2025	2,396,364
2,947,295	UFC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.66%		04/30/2026	2,945,453
835,000	Ultimate Software Group, Senior Secured First Lien Term Loan (2 Month LIBOR USD + 3.75%)	6.08%		05/04/2026	837,697
775,804	Ultra Resources, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor, 0.25% PIK)	6.15%		04/12/2024	599,953
734,450	United Rentals, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.15%		10/31/2025	735,368
557,200	Universal Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.15%		10/31/2025	558,072
698,219	US Anesthesia Partners, Inc., Senior Secured 1st Lien Term Loan	5.32%	±	06/23/2024	685,417
1,323,339	USIC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.40%		12/08/2023	1,314,797
	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan
62,130	(2 Month LIBOR USD + 3.50%, 1.00% Floor)	5.98%		10/28/2024	61,431
807,691	(1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.90%		10/28/2024	798,605
683,431	(3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		10/28/2024	675,742
769,368	VeriFone Systems, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.52%		08/20/2025	748,211
3,239,520	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.90%		08/27/2025	3,248,137
3,509,468	Vertafore, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.65%		07/02/2025	3,382,969
1,745,000	VICI Properties 1 LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		12/20/2024	1,727,550
740,000	Victory Capital Holdings, Inc., Senior Secured First Lien Term Loan	5.57%	±	07/01/2026	741,388
5,340,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.89%		01/15/2026	5,326,650
	Vistra Operations Company LLC, Senior Secured First Lien Term Loan
2,138,181	(1 Month LIBOR USD + 2.00%)	4.39%		12/31/2025	2,138,459
2,993,454	(1 Month LIBOR USD + 2.00%)	4.40%		12/31/2025	2,993,843
213,818	(3 Month LIBOR USD + 2.00%)	4.33%		12/31/2025	213,846
389,025	Vizient, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		05/06/2026	389,649
1,080,000	Wand NewCo 3, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.92%		02/05/2026	1,081,858
2,217,169	Web.Com Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.16%		10/10/2025	2,189,920
3,233,817	Wink Holdco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		12/02/2024	3,170,757
3,130,215	WP CPP Holdings, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.34%		04/30/2025	3,130,215

Total Bank Loans (Cost $524,619,374)					516,108,185

Collateralized Loan Obligations - 13.2%
250,000	Adams Mill Ltd., Series 2014-1A-D1 (3 Month LIBOR USD + 3.50%)	6.10%	^	07/15/2026	250,080
12,000,000	AIMCO Ltd., Series 2019-10A-A (3 Month LIBOR USD + 1.32%, 1.32% Floor)	0.00%	^	07/22/2032	12,000,000
12,250,000	Allegro Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.10%, 1.10% Floor)	3.70%	^	06/13/2031	12,165,599
2,250,000	Anchorage Capital Ltd., Series 2014-3RA-A (3 Month LIBOR USD + 1.05%)	3.63%	^	01/28/2031	2,239,567
7,165,000	Anchorage Capital Ltd., Series 2015-6A-AR (3 Month LIBOR USD + 1.27%)	3.87%	^	07/15/2030	7,160,569
25,000,000	Anchorage Capital Ltd., Series 2016-9A-AR (3 Month LIBOR USD + 1.37%)	0.00%	^	07/15/2032	25,000,000
331,263	Apidos Ltd., Series 2013-16A-A1R (3 Month LIBOR USD + 0.98%)	3.57%	^	01/19/2025	331,644
4,500,000	Arrowpoint Ltd., Series 2013-1A-A1R (3 Month LIBOR USD + 1.52%, 1.52% Floor)	4.04%	^	11/15/2028	4,503,687
12,500,000	Assurant Ltd., Series 2018-2A-A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	3.82%	^	10/20/2031	12,497,334
17,500,000	Atlas Senior Loan Fund Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 0.83%)	3.36%	^	11/17/2027	17,437,718
2,850,000	Atlas Senior Loan Fund Ltd., Series 2018-10A-A (3 Month LIBOR USD + 1.09%)	3.69%	^	01/15/2031	2,818,860
6,500,000	Avery Point Ltd., Series 2015-6A-AR (3 Month LIBOR USD + 1.05%)	3.62%	^	08/05/2027	6,502,677
2,500,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	5.54%	^	10/20/2030	2,444,191
7,005,000	Benefit Street Partners Ltd., Series 2013-IIIA-A1R (3 Month LIBOR USD + 1.25%)	3.84%	^	07/20/2029	7,014,728
10,000,000	Birch Grove Ltd., Series 19A-A (3 Month LIBOR USD + 1.49%)	3.97%	^	06/15/2031	10,004,903
10,000,000	Carbone Ltd., Series 2017-1A-A1 (3 Month LIBOR USD + 1.14%)	3.73%	^	01/20/2031	9,942,509
2,000,000	Carlyle Global Market Strategies Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.00%)	3.59%	^	04/20/2027	2,003,453
6,000,000	Carlyle Global Market Strategies Ltd., Series 2017-1A-A1A (3 Month LIBOR USD + 1.30%)	3.89%	^	04/20/2031	5,999,991
30,000,000	CarVal Ltd., Series 2019-2A-A (3 Month LIBOR USD + 1.35%, 1.35% Floor)	0.00%	^	07/20/2032	30,000,000
11,000,000	CBAM Ltd., Series 2019-10A-A1A (3 Month LIBOR USD + 1.42%, 1.42% Floor)	3.99%	^	04/20/2032	11,082,444
2,500,000	CBAM Ltd., Series 2019-10A-B (3 Month LIBOR USD + 2.05%, 2.05% Floor)	4.62%	^	04/20/2032	2,518,744
670,737	Cent Ltd., Series 2013-19A-A1A (3 Month LIBOR USD + 1.33%)	3.91%	^	10/29/2025	671,187
22,000,000	CFIP Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 1.32%)	3.92%	^	07/13/2029	22,030,140
10,350,000	CFIP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.22%)	3.82%	^	01/18/2030	10,314,041
17,850,000	Crown Point Ltd., Series 2015-3A-A1AR (3 Month LIBOR USD + 0.91%)	3.51%	^	12/31/2027	17,854,458
15,000,000	Crown Point Ltd., Series 2018-6A-A1 (3 Month LIBOR USD + 1.17%, 1.17% Floor)	3.76%	^	10/20/2028	14,970,378
25,000,000	CVP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.34%)	3.93%	^	07/20/2030	25,064,355
6,500,000	CVP Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.19%, 1.19% Floor)	3.78%	^	01/20/2031	6,495,011
5,000,000	Dryden XXVIII Senior Loan Fund, Series 2013-28A-A1LR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	3.72%	^	08/15/2030	4,994,374
20,000,000	Elevation Ltd., Series 2018-9A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	3.72%	^	07/15/2031	19,856,924
10,000,000	Elmwood Ltd., Series 2019-2A-A (3 Month LIBOR USD + 1.45%, 1.45% Floor)	4.00%	^	04/20/2031	10,013,641
9,000,000	Elmwood Ltd., Series 2019-2A-B (3 Month LIBOR USD + 2.10%, 2.10% Floor)	4.65%	^	04/20/2031	9,010,901
8,000,000	Galaxy Ltd., Series 2016-22A-A2R (3 Month LIBOR USD + 0.85%, 0.85% Floor)	3.45%	^	07/16/2028	7,935,284
8,500,000	Gilbert Park Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.19%)	3.79%	^	10/15/2030	8,491,375
10,000,000	Greywolf Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.18%, 1.18% Floor)	3.77%	^	10/20/2031	9,956,129
217,345	Halcyon Loan Advisors Funding Ltd., Series 2012-1X-A2 (3 Month LIBOR USD + 2.50%)	5.02%		08/15/2023	217,580
500,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C (3 Month LIBOR USD + 2.70%)	5.28%	^	08/01/2025	500,198
250,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-D (3 Month LIBOR USD + 3.80%)	6.38%	^	08/01/2025	244,049
850,828	Halcyon Loan Advisors Funding Ltd., Series 2014-1A-A1R (3 Month LIBOR USD + 1.13%)	3.73%	^	04/18/2026	851,353
25,000,000	Halcyon Loan Advisors Funding Ltd., Series 2015-3A-A1R (3 Month LIBOR USD + 0.90%)	3.50%	^	10/18/2027	24,903,219
2,080,983	Jamestown Ltd., Series 2014-4A-A1AR (3 Month LIBOR USD + 0.69%)	3.29%	^	07/15/2026	2,075,916
1,755,000	Jamestown Ltd., Series 2018-6RA-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.73%	^	04/25/2030	1,746,100
9,500,000	Kingsland Ltd., Series 2018-8A-A (3 Month LIBOR USD + 1.12%, 1.12% Floor)	3.71%	^	04/20/2031	9,440,167
3,500,000	KVK Ltd., Series 2018-1A-A (3 Month LIBOR USD + 0.93%)	3.45%	^	05/20/2029	3,488,357
20,000,000	LCM LP, Series 17A-A2RR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.75%	^	10/15/2031	19,936,776
10,595,000	Madison Park Funding Ltd., Series 2013-11A-AR (3 Month LIBOR USD + 1.16%)	3.75%	^	07/23/2029	10,599,811
1,000,000	Madison Park Funding Ltd., Series 2014-15A-CR (3 Month LIBOR USD + 3.45%)	6.03%	^	01/27/2026	1,000,580
12,744,156	Magnetite Ltd., Series 2014-9A-A1R (3 Month LIBOR USD + 1.00%)	3.58%	^	07/25/2026	12,754,506
25,000,000	Marathon Ltd., Series 2013-5A-A1R (3 Month LIBOR USD + 0.87%)	3.39%	^	11/21/2027	24,895,529
14,572,905	Marathon Ltd., Series 2014-7A-A1R (3 Month LIBOR USD + 1.32%)	3.90%	^	10/28/2025	14,580,923
8,625,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%)	4.35%	^	04/15/2029	8,630,023
4,500,000	Marble Point Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	3.78%	^	12/18/2030	4,482,162
25,000,000	Midocean Credit, Series 2017-7A-A1 (3 Month LIBOR USD + 1.32%)	3.92%	^	07/15/2029	25,043,384
2,000,000	Milos Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.25%)	3.84%	^	10/20/2030	1,996,798
2,000,000	MP Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 1.25%)	3.84%	^	10/20/2030	1,994,070
25,000,000	MP Ltd., Series 2013-2A-ARR (3 Month LIBOR USD + 1.28%)	3.86%	^	07/25/2029	24,971,941
10,000,000	MP Ltd., Series 2015-2A-AR (3 Month LIBOR USD + 0.91%)	3.49%	^	10/28/2027	9,988,154
20,000,000	Nassau Ltd., Series 2018-IA-A (3 Month LIBOR USD + 1.15%)	3.75%	^	07/15/2031	19,927,778
3,500,000	Newark BSL Ltd., Series 2016-1A-A1 (3 Month LIBOR USD + 1.52%)	4.10%	^	12/21/2029	3,528,246
6,250,000	Newark BSL Ltd., Series 2016-1A-A2 (3 Month LIBOR USD + 2.20%)	4.78%	^	12/21/2029	6,254,602
9,000,000	Northwoods Capital Ltd., Series 2017-16A-A (3 Month LIBOR USD + 1.27%)	3.79%	^	11/15/2030	9,006,439
5,000,000	Ocean Trails V, Series 2014-5A-ARR (3 Month LIBOR USD + 1.28%, 1.28% Floor)	3.88%	^	10/13/2031	5,018,248
15,000,000	OFSI Fund Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.75%	^	07/15/2031	14,905,849
15,000,000	Park Avenue Institutional Advisers Ltd., Series 2016-1A-A1R (3 Month LIBOR USD + 1.20%)	3.72%	^	08/23/2031	14,984,630
5,000,000	Prudential PLC, Series 2018-1A-A (3 Month LIBOR USD + 1.15%)	3.75%	^	07/15/2031	4,968,872
10,000,000	Race Point Ltd., Series 2015-9A-A1AR (3 Month LIBOR USD + 1.21%)	3.81%	^	10/15/2030	10,001,635
8,500,000	Rockford Tower Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.27%)	3.87%	^	10/15/2029	8,499,599
8,841,504	Shackleton Ltd., Series 2016-9A-A (3 Month LIBOR USD + 1.50%)	4.09%	^	10/20/2028	8,879,730
3,000,000	Sound Point Ltd., Series 2013-3RA-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.75%	^	04/18/2031	2,980,500
10,100,000	Sound Point Ltd., Series 2018-3A-A1A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	3.77%	^	10/26/2031	10,014,278
10,000,000	Steele Creek Ltd., Series 2014-1RA-A (3 Month LIBOR USD + 1.07%, 1.07% Floor)	3.66%	^	04/21/2031	9,966,074
10,000,000	Steele Creek Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.26%)	3.78%	^	05/21/2029	9,993,750
8,000,000	Steele Creek Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 1.12%, 1.12% Floor)	3.53%	^	06/15/2031	7,938,927
6,000,000	Steele Creek Ltd., Series 2018-2A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	3.72%	^	08/18/2031	5,988,859
10,000,000	Steele Creek Ltd., Series 2019-1A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	4.76%	^	04/15/2032	10,044,239
10,000,000	Symphony Ltd., Series 2014-15A-AR2 (3 Month LIBOR USD + 1.26%, 1.26% Floor)	4.10%	^	01/17/2032	9,995,815
10,000,000	Venture Ltd., Series 2014-19A-ARR (3 Month LIBOR USD + 1.26%, 1.26% Floor)	3.86%	^	01/15/2032	10,028,365
20,000,000	Venture Ltd., Series 2015-20A-AR (3 Month LIBOR USD + 0.82%)	3.42%	^	04/15/2027	19,970,522
8,500,000	Venture Ltd., Series 2017-29A-A (3 Month LIBOR USD + 1.28%)	3.80%	^	09/07/2030	8,501,396
10,000,000	Venture Ltd., Series 2018-34A-A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	3.83%	^	10/15/2031	9,950,000
10,000,000	VERDE Ltd., Series 2019-1A-A (3 Month LIBOR USD + 1.35%, 1.35% Floor)	3.91%	^	04/15/2032	10,023,717
4,000,000	Vibrant Ltd., Series 2015-3A-A1RR (3 Month LIBOR USD + 1.25%)	3.84%	^	10/20/2031	3,981,250
3,500,000	Vibrant Ltd., Series 2016-5A-B (3 Month LIBOR USD + 2.10%)	4.69%	^	01/20/2029	3,510,000
10,000,000	Vibrant Ltd., Series 2018-10A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	3.79%	^	10/20/2031	9,955,366
15,000,000	Wellfleet Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	3.79%	^	10/20/2031	14,964,843
10,000,000	Wellfleet Ltd., Series 2018-3A-A1A (3 Month LIBOR USD + 1.25%, 1.25% Floor)	4.07%	^	01/20/2032	10,030,290
3,566,220	WhiteHorse Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 0.90%)	3.48%	^	05/01/2026	3,564,437
21,500,000	WhiteHorse Ltd., Series 2015-10A-A1R (3 Month LIBOR USD + 0.93%, 0.93% Floor)	3.52%	^	04/17/2027	21,466,548
14,500,000	Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%, 1.14% Floor)	3.74%	^	01/15/2031	14,441,398
4,000,000	Wind River Ltd., Series 2019-3A-B (3 Month LIBOR USD + 2.10%)	4.60%	^	04/15/2031	4,011,367
10,742,541	Zais Ltd., Series 2014-2A-A1AR (3 Month LIBOR USD + 1.20%)	3.78%	^	07/25/2026	10,749,098

Total Collateralized Loan Obligations (Cost $884,691,127)					883,965,159

Foreign Corporate Bonds - 8.7%
2,500,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	2,516,397
2,600,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	2,653,652
4,350,000	AerCap Global Aviation Trust	4.63%		10/30/2020	4,460,601
900,000	AES Dominicana	7.95%		05/11/2026	977,634
1,400,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	^	03/26/2079	1,495,564
2,500,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	2,670,650
9,775,000	AstraZeneca PLC	2.38%		11/16/2020	9,779,290
4,290,000	Avolon Holdings Funding Ltd.	3.63%	^	05/01/2022	4,353,706
6,600,000	Axiata SPV2 BHD	3.47%		11/19/2020	6,679,375
200,000	Banco Bradesco S.A.	5.90%		01/16/2021	209,400
3,650,000	Banco BTG Pactual S.A.	5.75%		09/28/2022	3,810,600
2,400,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 5.26%)	7.75%	^	02/15/2029	2,511,000
5,500,000	Banco de Credito del Peru	4.25%		04/01/2023	5,768,180
1,500,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	1,552,515
7,300,000	Banco del Estado de Chile	3.88%		02/08/2022	7,591,552
1,500,000	Banco do Brasil S.A.	4.75%	^	03/20/2024	1,570,425
750,000	Banco Inbursa S.A.	4.13%		06/06/2024	759,375
3,500,000	Banco Internacional del Peru S.A.A.	3.38%		01/18/2023	3,522,750
4,000,000	Banco International del Peru S.A.A.	5.75%		10/07/2020	4,160,040
3,500,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	3,521,000
8,800,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	8,953,560
5,700,000	Banco Nacional de Comercio Exterior S.N.C. (5 Year CMT Rate + 3.00%)	3.80%		08/11/2026	5,758,482
4,720,000	Banco Santander	3.88%		09/20/2022	4,895,978
1,000,000	Banco Santander	4.13%		11/09/2022	1,028,500
3,300,000	Banco Santander (5 Year CMT Rate + 3.00%)	5.95%	^	10/01/2028	3,498,033
3,200,000	Bancolombia S.A.	5.95%		06/03/2021	3,388,160
2,300,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	4.88%		10/18/2027	2,361,824
5,700,000	Banistmo S.A.	3.65%		09/19/2022	5,735,625
800,000	Banistmo S.A.	3.65%	^	09/19/2022	805,000
9,510,000	Barclays Bank PLC	2.65%		01/11/2021	9,537,668
7,000,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	7,428,820
2,900,000	BBVA Bancomer S.A.	6.50%		03/10/2021	3,055,150
5,500,000	BBVA Bancomer S.A.	6.75%		09/30/2022	5,999,400
1,600,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	1,581,616
2,500,000	BDO Unibank, Inc.	2.63%		10/24/2021	2,495,905
7,250,000	BDO Unibank, Inc.	2.95%		03/06/2023	7,253,003
8,000,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	8,438,480
7,200,000	Bharti Airtel Ltd.	5.13%		03/11/2023	7,575,082
1,500,000	Braskem Finance Ltd.	5.75%		04/15/2021	1,570,312
4,500,000	Braskem Netherlands Finance B.V.	3.50%		01/10/2023	4,530,375
7,197,000	C&W Senior Financing DAC	7.50%		10/15/2026	7,520,865
2,500,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	2,603,125
500,000	Celulosa Arauco y Constitucion S.A.	4.50%		08/01/2024	527,500
4,000,000	Cemex S.A.B. de C.V.	6.13%		05/05/2025	4,195,000
3,300,000	Cemex S.A.B. de C.V.	7.75%		04/16/2026	3,638,283
2,645,000	CK Hutchison Capital Securities Ltd. (5 Year CMT Rate + 2.07%)	4.00%	†	05/12/2022	2,641,758
2,000,000	CK Hutchison International Ltd.	2.88%	^	04/05/2022	2,020,338
1,100,000	CNOOC Finance Ltd.	4.25%		01/26/2021	1,129,735
4,800,000	CNOOC Finance Ltd.	3.88%		05/02/2022	4,952,662
4,000,000	CNOOC Finance Ltd.	3.00%		05/09/2023	4,039,416
8,300,000	CNPC General Capital Ltd.	3.95%		04/19/2022	8,589,781
1,900,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	1,963,380
2,400,000	Colbun S.A.	4.50%		07/10/2024	2,529,468
100,000	Colombia Telecomunicaciones S.A. (5 Year Swap Rate USD + 6.96%)	8.50%	†	03/30/2020	104,151
260,000	Comcel Trust	6.88%		02/06/2024	269,587
4,085,000	Commonwealth Bank of Australia	2.25%	^	03/10/2020	4,084,207
3,125,000	Commonwealth Bank of Australia	2.05%	^	09/18/2020	3,116,848
2,240,000	Commonwealth Bank of Australia	2.75%	^	03/10/2022	2,264,628
5,115,000	Credit Suisse Group AG (3 Month LIBOR USD + 1.24%)	3.68%	^	06/12/2024	5,131,924
300,000	Credito Real S.A.B. de C.V.	7.25%	^	07/20/2023	314,625
3,915,000	Credito Real S.A.B. de C.V.	7.25%		07/20/2023	4,105,856
2,900,000	DBS Group Holdings Ltd. (5 Year Mid Swap Rate USD + 1.59%)	4.52%		12/11/2028	3,076,974
8,800,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	8,808,800
3,840,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	3,896,605
1,200,000	Digicel Group Ltd.	8.25%	^	09/30/2022	270,000
803,422	Digicel Group Two Ltd. (7.13% Cash + 2.00% PIK)	9.13%	^	04/01/2024	172,736
2,800,000	ECL S.A.	5.63%		01/15/2021	2,926,433
3,400,000	Ecopetrol S.A.	5.88%		09/18/2023	3,774,000
3,600,000	El Puerto de Liverpool S.A.B. de C.V.	3.95%		10/02/2024	3,631,536
173,900	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	182,106
1,500,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	1,411,240
5,700,000	Empresa Nacional de Telecomunicaciones S.A.	4.88%		10/30/2024	6,023,523
4,407,951	ENA Norte Trust	4.95%		04/25/2023	4,562,229
1,700,000	Enel Generacion Chile S.A.	4.25%		04/15/2024	1,788,560
4,300,000	ESAL GmBH	6.25%		02/05/2023	4,402,125
3,100,000	Fondo Mivivienda S.A.	3.50%		01/31/2023	3,158,125
2,500,000	Fondo Mivivienda S.A.	3.50%	^	01/31/2023	2,546,875
8,700,000	Freeport-McMoRan, Inc.	4.55%		11/14/2024	8,915,325
5,000,000	Fresnillo PLC	5.50%		11/13/2023	5,466,250
1,740,000	GlaxoSmithKline Capital PLC	3.13%		05/14/2021	1,770,035
7,760,000	GlaxoSmithKline Capital PLC	2.88%		06/01/2022	7,902,853
4,500,000	Global Bank Corporation	4.50%		10/20/2021	4,635,045
300,000	Global Bank Corporation	4.50%	^	10/20/2021	309,003
5,100,000	Globo Comunicacao e Participacoes S.A.	4.88%		04/11/2022	5,268,937
5,000,000	Grupo Aval Ltd.	4.75%		09/26/2022	5,182,500
6,305,000	Grupo Bimbo S.A.B. de C.V. (5 Year CMT Rate + 3.28%)	5.95%	†	04/17/2023	6,651,145
984,000	GrupoSura Finance S.A.	5.70%		05/18/2021	1,034,430
582,270	Guanay Finance Ltd.	6.00%		12/15/2020	592,460
249,544	Guanay Finance Ltd.	6.00%	^	12/15/2020	253,911
4,950,000	HSBC Holdings PLC (3 Month LIBOR USD + 1.00%)	3.52%		05/18/2024	4,966,063
3,700,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	3,906,548
3,000,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	3,286,115
1,100,000	Indian Oil Corporation Ltd.	4.75%		01/16/2024	1,155,401
100,000	Industrial Senior Trust	5.50%		11/01/2022	102,001
35,034	Invepar Holdings	0.00%	ΩÞ	12/30/2028	1,498
6,650,000	Inversiones CMPC S.A.	4.50%		04/25/2022	6,898,539
700,000	Israel Electric Corporation Ltd.	6.88%		06/21/2023	795,536
600,000	Itau Unibanco Holding S.A.	6.20%		12/21/2021	638,406
1,000,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.98%)	6.13%	^†	12/12/2022	1,019,750
3,200,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.98%)	6.13%	†	12/12/2022	3,263,200
1,400,000	JBS Investments GmbH	7.25%		04/03/2024	1,456,585
1,000,000	JBS Investments GmbH	7.00%	^	01/15/2026	1,085,500
4,150,000	Latam Finance Ltd.	6.88%		04/11/2024	4,324,341
8,700,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	8,838,156
8,600,000	MARB BondCo PLC	7.00%		03/15/2024	8,993,106
4,300,000	Millicom International Cellular S.A.	6.00%		03/15/2025	4,479,525
2,200,000	Millicom International Cellular SA	6.63%		10/15/2026	2,400,530
8,920,000	Mitsubishi UFJ Financial Group, Inc. (3 Month LIBOR USD + 0.86%)	3.45%		07/26/2023	8,939,985
9,395,000	Mizuho Financial Group, Inc. (3 Month LIBOR USD + 0.79%)	3.27%		03/05/2023	9,395,531
6,200,000	Multibank, Inc.	4.38%		11/09/2022	6,355,062
200,000	Nacional Financiera S.N.C.	3.38%		11/05/2020	200,952
1,100,000	Nexa Resources Peru S.A.A.	4.63%		03/28/2023	1,144,011
5,700,000	Oleoducto Central S.A.	4.00%		05/07/2021	5,819,757
6,961,000	ONGC Videsh Ltd.	2.88%		01/27/2022	6,938,702
1,200,000	ONGC Videsh Ltd.	3.75%		05/07/2023	1,227,337
500,000	Oversea-Chinese Banking Corporation	4.25%		06/19/2024	526,631
3,000,000	Oversea-Chinese Banking Corporation (5 Year Swap Rate USD + 2.20%)	4.00%		10/15/2024	3,009,807
2,450,000	Pampa Energia S.A.	7.38%		07/21/2023	2,376,525
233,333	Pan American Energy LLC	7.88%		05/07/2021	242,958
4,783,313	Panama Metro Line SP	0.00%		12/05/2022	4,544,195
2,733,322	Panama Metro Line SP	0.00%	^	12/05/2022	2,596,683
4,000,000	Pertamina Persero PT	4.88%		05/03/2022	4,222,007
412,358	Peru Enhanced Pass-Through Finance Ltd.	0.00%		06/02/2025	374,215
1,100,000	Perusahaan Listrik Negara PT	5.50%		11/22/2021	1,167,100
3,250,000	Petrobras Global Finance B.V.	5.30%		01/27/2025	3,456,375
4,000,000	Petronas Capital Ltd.	3.13%		03/18/2022	4,064,093
6,284,000	PTTEP Treasury Center Company Ltd. (5 Year CMT Rate + 2.72%)	4.60%	†	07/17/2022	6,363,518
8,500,000	Reliance Holdings, Inc.	5.40%		02/14/2022	9,032,614
4,320,000	Royal Bank of Scotland Group PLC (3 Month LIBOR USD + 1.55%)	3.90%		06/25/2024	4,313,896
3,500,000	SACI Falabella	3.75%		04/30/2023	3,595,652
9,220,000	Santander UK PLC	2.50%		01/05/2021	9,227,363
2,500,000	Sinopec Group Overseas Development Ltd.	2.00%		09/29/2021	2,470,496
2,500,000	Sinopec Group Overseas Development Ltd.	3.90%		05/17/2022	2,583,213
2,400,000	Sinopec Group Overseas Development Ltd.	3.75%	^	09/12/2023	2,499,524
2,000,000	Sinopec Group Overseas Development Ltd.	4.38%		10/17/2023	2,126,636
1,000,000	Sinopec Group Overseas Development Ltd.	4.38%		04/10/2024	1,070,419
1,500,000	SUAM Finance B.V.	4.88%		04/17/2024	1,603,125
9,575,000	Sumitomo Mitsui Financial Group, Inc.	2.06%		07/14/2021	9,535,924
3,995,000	Takeda Pharmaceutical Company Ltd.	4.00%	^	11/26/2021	4,128,544
2,600,000	Tecnoglass, Inc.	8.20%		01/31/2022	2,756,000
6,000,000	Telefonica Chile S.A.	3.88%		10/12/2022	6,207,931
1,000,000	Temasek Financial Ltd.	2.38%		01/23/2023	1,006,807
9,330,000	Toronto-Dominion Bank	3.25%		06/11/2021	9,520,483
4,215,000	UBS AG	2.45%	^	12/01/2020	4,221,990
4,150,000	Unifin Financiera S.A.B. de C.V.	7.25%		09/27/2023	4,300,438
4,200,000	Union Bank of the Philippines	3.37%		11/29/2022	4,254,970
2,799,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.50%)	3.75%		04/15/2029	2,887,222
2,800,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	2,795,128
5,200,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	5,262,296
3,900,000	UPL Corporation	3.25%		10/13/2021	3,904,603
1,700,000	Vedanta Resources PLC	7.13%		05/31/2023	1,679,175
1,000,000	Vedanta Resources PLC	6.13%		08/09/2024	922,388
5,600,000	VTR Finance B.V.	6.88%		01/15/2024	5,817,000
1,145,000	Westpac Banking Corporation	1.60%		08/19/2019	1,143,765
6,426,000	Westpac Banking Corporation	2.65%		01/25/2021	6,461,060
3,700,000	YPF S.A.	8.50%		03/23/2021	3,777,700

Total Foreign Corporate Bonds (Cost $570,634,714)					580,494,183

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 0.5%
5,000,000	Argentine Republic Government International Bond	5.63%		01/26/2022	4,225,050
100,000	Brazilian Government International Bond	4.88%		01/22/2021	103,950
3,000,000	Chile Government International Bond	2.25%		10/30/2022	3,012,750
3,000,000	Colombia Government International Bond	4.38%		07/12/2021	3,106,530
965,000	Costa Rica Government International Bond	10.00%		08/01/2020	1,025,322
6,200,000	Dominican Republic International Bond	7.50%		05/06/2021	6,541,000
1,000,000	Indonesia Government International Bond	4.88%		05/05/2021	1,039,969
900,000	Indonesia Government International Bond	3.70%	^	01/08/2022	922,050
1,100,000	Indonesia Government International Bond	3.70%		01/08/2022	1,126,950
2,100,000	Indonesia Government International Bond	3.75%		04/25/2022	2,157,249
4,800,000	Perusahaan Penerbit	3.40%		03/29/2022	4,878,432
5,500,000	Philippine Government International Bond	4.00%		01/15/2021	5,632,729

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $34,019,301)					33,771,981

Non-Agency Commercial Mortgage Backed Obligations - 12.8%
4,721,000	20 Times Square Trust, Series 2018-20TS-F	3.20%	#^	05/15/2035	4,618,672
4,721,000	20 Times Square Trust, Series 2018-20TS-G	3.20%	#^	05/15/2035	4,542,310
1,080,000	Americold LLC, Series 2010-ARTA-C	6.81%	^	01/14/2029	1,131,621
10,000,000	Arbor Realty Ltd., Series 2017-FL2-A (1 Month LIBOR USD + 0.99%)	3.38%	^	08/15/2027	10,024,300
13,674,000	AREIT Trust, Series 2018-CRE1-AS (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.65%	^	02/14/2035	13,695,290
8,998,000	AREIT Trust, Series 2018-CRE1-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	4.05%	^	02/14/2035	9,034,559
9,763,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	5.79%	^	06/15/2035	9,852,197
5,339,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT-D	4.89%	^±	03/15/2034	5,351,440
4,952,000	Bancorp Commercial Mortgage Trust, Series 2018-CRE4-D (1 Month LIBOR USD + 2.10%, 0.25% Floor)	4.49%	^	09/15/2035	4,915,819
3,711,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	4.74%	^	03/15/2036	3,714,780
57,083,579	BANK, Series 2017-BNK4-XA	1.60%	#I/O	05/15/2050	4,600,874
85,262,777	BANK, Series 2018-BN11-XA	0.64%	#I/O	03/15/2061	3,136,638
6,786,000	Barclays Commercial Mortgage Securities LLC, Series 2014-BXO-E (1 Month LIBOR USD + 3.75%, 2.56% Floor)	6.14%	^	08/15/2027	6,784,911
1,174,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%)	3.59%	^	08/15/2036	1,166,790
1,338,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%)	4.09%	^	08/15/2036	1,339,911
2,697,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E (1 Month LIBOR USD + 2.50%)	4.89%	^	08/15/2036	2,706,475
2,686,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%)	5.89%	^	08/15/2036	2,699,142
4,779,000	BBCMS Mortgage Trust, Series 2018-BXH-C (1 Month LIBOR USD + 1.50%, 1.50% Floor)	3.89%	^	10/15/2037	4,783,374
10,250,000	BBCMS Mortgage Trust, Series 2018-CBM-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.54%	^	07/15/2037	10,377,671
7,538,000	BB-UBS Trust, Series 2012-TFT-TE	3.68%	#^	06/05/2030	7,257,239
6,110,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	5,502,258
10,202,000	BHMS Trust, Series 2018-ATLS-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.29%	^	07/15/2035	10,220,225
165,041,500	BHMS Trust, Series 2018-ATLS-XCP	0.41%	#^I/O	07/15/2035	358,833
7,455,000	Braemar Hotels & Resorts Trust, Series 2018-PRME-E (1 Month LIBOR USD + 2.40%, 2.40% Floor)	4.79%	^	06/15/2035	7,469,603
2,608,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D (1 Month LIBOR USD + 1.32%, 1.35% Floor)	3.72%	^	03/15/2037	2,613,804
7,534,000	BX Commercial Mortgage Trust, Series 2018-BIOA-E (1 Month LIBOR USD + 1.95%, 1.98% Floor)	4.35%	^	03/15/2037	7,574,987
12,515,000	BX Commercial Mortgage Trust, Series 2019-IMC-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.34%	^	04/15/2034	12,569,816
2,623,950	BX Trust, Series 2017-APPL-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	4.44%	^	07/15/2034	2,630,473
4,060,450	BX Trust, Series 2017-APPL-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.54%	^	07/15/2034	4,083,072
2,430,150	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%)	4.44%	^	07/15/2034	2,433,858
4,119,100	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%)	5.54%	^	07/15/2034	4,142,049
3,159,000	BX Trust, Series 2018-GW-E (1 Month LIBOR USD + 1.97%, 1.97% Floor)	4.36%	^	05/15/2035	3,182,223
3,434,000	BX Trust, Series 2018-GW-F (1 Month LIBOR USD + 2.42%, 2.42% Floor)	4.81%	^	05/15/2035	3,465,806
1,414,000	BX Trust, Series 2018-GW-G (1 Month LIBOR USD + 2.92%, 2.92% Floor)	5.31%	^	05/15/2035	1,428,299
2,835,000	BX Trust, Series 2018-MCSF-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	4.54%	^	04/15/2035	2,849,555
9,267,000	BX Trust, Series 2018-MCSF-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	5.04%	^	04/15/2035	9,339,258
11,389,000	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	5.24%	^	10/15/2035	11,414,031
48,924,316	CD Commercial Mortgage Trust, Series 2017-CD3-XA	1.18%	#I/O	02/10/2050	3,080,676
67,244,743	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.47%	#I/O	05/10/2050	5,052,461
21,557,084	CFCRE Commercial Mortgage Trust, Series 2016-C3-XA	1.20%	#I/O	01/10/2048	1,219,137
23,024,715	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.88%	#I/O	05/10/2058	2,099,647
58,335,047	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.82%	#I/O	06/15/2050	5,382,155
16,201,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XB	1.12%	#I/O	06/15/2050	1,080,382
39,410,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-X	1.85%	#^I/O	02/15/2033	2,129,476
3,277,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-D (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.99%	^	07/15/2032	3,285,794
4,587,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-E (1 Month LIBOR USD + 2.15%, 2.25% Floor)	4.54%	^	07/15/2032	4,591,543
9,155,000	CGGS Commercial Mortgage Trust, Series 2018-WSS-D (1 Month LIBOR USD + 2.30%, 2.30% Floor)	4.69%	^	02/15/2037	9,187,552
736,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	5.39%	^	11/15/2036	740,113
1,039,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%, 3.74% Floor)	6.14%	^	11/15/2036	1,046,537
7,824,349	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.15%	#I/O	10/10/2047	352,083
641,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57%	#^	02/10/2048	598,321
5,699,127	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.52%	#I/O	02/10/2048	334,959
1,750,000	Citigroup Commercial Mortgage Trust, Series 2015-GC31-C	4.19%	#	06/10/2048	1,751,899
19,390,141	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.45%	#I/O	02/10/2049	1,286,453
14,306,004	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.86%	#I/O	04/15/2049	1,191,069
13,666,196	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.15%	#I/O	07/10/2049	1,395,750
13,660,885	Citigroup Commercial Mortgage Trust, Series 2017-P7-XA	1.29%	#I/O	04/14/2050	920,653
4,865,000	Citigroup Commercial Mortgage Trust, Series 2019-SST2-D (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.99%	^	12/15/2036	4,883,375
7,736,000	Citigroup Commercial Mortgage Trust, Series 2019-SST2-E (1 Month LIBOR USD + 2.00%, 2.00% Floor)	4.39%	^	12/15/2036	7,765,111
3,479,000	CLNS Trust, Series 2017-IKPR-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	4.46%	^	06/11/2032	3,489,779
3,479,000	CLNS Trust, Series 2017-IKPR-E (1 Month LIBOR USD + 3.50%, 3.50% Floor)	5.91%	^	06/11/2032	3,505,859
3,479,000	CLNS Trust, Series 2017-IKPR-F (1 Month LIBOR USD + 4.50%, 4.50% Floor)	6.91%	^	06/11/2032	3,517,922
5,636,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-D	4.72%	#^Þ	10/15/2045	2,265,672
8,319,361	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.84%	#I/O	08/10/2046	205,033
6,802,000	Commercial Mortgage Pass-Through Certificates, Series 2013-CR11-D	5.29%	#^	08/10/2050	6,903,582
25,918,818	Commercial Mortgage Pass-Through Certificates, Series 2013-CR12-XA	1.33%	#I/O	10/10/2046	1,049,844
5,847,000	Commercial Mortgage Pass-Through Certificates, Series 2013-LC13-D	5.45%	#^	08/10/2046	5,957,973
2,515,361	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	1.15%	#I/O	05/10/2047	101,870
233,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.90%	#	08/10/2047	246,584
500,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.65%	#	11/10/2047	528,476
1,876,000	Commercial Mortgage Pass-Through Certificates, Series 2014-FL5-D (1 Month LIBOR USD + 4.00%, 4.00% Floor)	3.83%	^	10/15/2031	1,850,711
932,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.25%	#^	03/10/2048	911,612
21,344,261	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-XA	1.09%	#I/O	03/10/2048	759,672
37,408,943	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-XA	1.05%	#I/O	08/10/2048	1,569,833
42,050,403	Commercial Mortgage Pass-Through Certificates, Series 2015-CR27-XA	1.26%	#I/O	10/10/2048	1,983,639
11,792,470	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.26%	#I/O	02/10/2048	474,212
57,476,235	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-XA	0.91%	#I/O	07/10/2048	1,804,702
1,470,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.80%	#	10/10/2048	1,576,420
1,769,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.80%	#	02/10/2049	1,908,748
17,315,037	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	1.18%	#I/O	02/10/2049	907,195
11,396,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-D (1 Month LIBOR USD + 2.18%, 2.25% Floor)	4.57%	^	09/15/2033	11,405,648
16,126	Credit Suisse Commercial Mortgage Trust, Series 2007-C1-AM	5.42%		02/15/2040	16,205
10,092,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.70%	#^I/O	09/15/2037	291,522
13,148,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	4.54%	^	05/15/2036	13,171,351
11,372,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	5.04%	^	05/15/2036	11,392,640
29,681,608	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	1.04%	#I/O	04/15/2050	1,116,963
4,698,730	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	1.95%	#I/O	01/15/2049	394,593
7,370,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%, 3.30% Floor)	5.69%	^	07/15/2032	7,418,624
6,650,000	CSMC Trust, Series 2017-LSTK-E	3.44%	#^	04/05/2033	6,592,158
3,750,000	DBCG Mortgage Trust, Series 2017-BBG-C (1 Month LIBOR USD + 1.00%, 1.10% Floor)	3.39%	^	06/15/2034	3,740,685
9,876,000	DBGS Mortgage Trust, Series 2018-5BP-F (1 Month LIBOR USD + 2.45%)	4.84%	^	06/15/2033	9,718,282
4,941,412	DBGS Mortgage Trust, Series 2018-BIOD-C (1 Month LIBOR USD + 0.95%, 0.95% Floor)	3.34%	^	05/15/2035	4,917,146
11,987,000	DBUBS Mortgage Trust, Series 2017-BRBK-E	3.65%	#^	10/10/2034	12,044,883
19,210,925	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.63%	#I/O	05/10/2049	1,467,154
13,000,000	FREMF Mortgage Trust, Series 2010-K8-C	0.00%	^P/O	09/25/2043	12,422,839
13,000,000	FREMF Mortgage Trust, Series 2013-K713-D	0.00%	^P/O	04/25/2046	12,409,800
28,200,000	FREMF Mortgage Trust, Series 2013-K713-X2B	0.10%	^I/O	04/25/2046	18,527
1,481,318	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	7.48%	^	07/25/2023	1,537,825
2,488,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-D	5.04%	#	12/10/2041	2,489,489
2,806,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-E	5.14%	#^	12/10/2041	2,791,883
7,349,000	GPMT Ltd., Series 2019-FL2-D (1 Month LIBOR USD + 2.95%, 2.95% Floor)	5.34%	^	02/22/2036	7,420,653
350,000	Grace Mortgage Trust, Series 2014-GRCE-A	3.37%	^	06/10/2028	356,740
2,465,000	Great Wolf Trust, Series 2017-WOLF-D (1 Month LIBOR USD + 2.10%, 1.00% Floor)	4.49%	^	09/15/2034	2,468,450
3,821,000	Great Wolf Trust, Series 2017-WOLF-E (1 Month LIBOR USD + 3.10%, 1.00% Floor)	5.49%	^	09/15/2034	3,830,989
2,034,000	Great Wolf Trust, Series 2017-WOLF-F (1 Month LIBOR USD + 4.07%, 1.00% Floor)	6.46%	^	09/15/2034	2,042,289
300,000	GS Mortgage Securities Corporation, Series 2013-KING-C	3.55%	#^	12/10/2027	299,875
4,026,047	GS Mortgage Securities Corporation, Series 2014-GC24-XA	0.89%	#I/O	09/10/2047	126,582
35,693,244	GS Mortgage Securities Corporation, Series 2015-GC32-XA	0.94%	#I/O	07/10/2048	1,314,957
9,690,992	GS Mortgage Securities Corporation, Series 2015-GC34-XA	1.48%	#I/O	10/10/2048	604,390
11,928,000	GS Mortgage Securities Corporation, Series 2018-FBLU-F (1 Month LIBOR USD + 3.25%, 3.25% Floor)	5.64%	^	11/15/2035	11,932,621
1,518,000	GS Mortgage Securities Corporation, Series 2018-LUAU-E (1 Month LIBOR USD + 2.55%, 2.55% Floor)	4.94%	^	11/15/2032	1,525,494
5,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-E (1 Month LIBOR USD + 2.10%, 2.10% Floor)	4.49%	^	07/15/2031	5,024,498
5,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	5.19%	^	07/15/2031	5,033,532
5,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-G (1 Month LIBOR USD + 3.92%, 3.98% Floor)	6.32%	^	07/15/2031	5,048,670
13,059,000	GS Mortgage Securities CorporationTrust 2019-SOHO, Series 2019-SOHO-E (1 Month LIBOR USD + 1.87%, 1.88% Floor)	4.32%	^	06/15/2036	13,063,022
8,000,000	GS Mortgage Securities CorporationTrust 2019-SOHO, Series 2019-SOHO-F (1 Month LIBOR USD + 2.20%, 2.20% Floor)	4.65%	^	06/15/2036	7,987,416
1,703,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.67%	#^	11/10/2047	1,467,655
8,977,090	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.94%	#I/O	11/10/2048	383,592
19,601,447	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.81%	#I/O	05/10/2049	1,572,261
29,536,217	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.38%	#I/O	10/10/2049	2,009,059
61,834,243	GS Mortgage Securities Trust, Series 2017-GS6-XA	1.19%	#I/O	05/10/2050	4,309,488
887,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSA	5.07%	#^	03/10/2033	976,822
1,760,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSB	5.07%	#^	03/10/2033	1,915,456
2,391,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSC	5.07%	#^	03/10/2033	2,550,336
2,314,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSD	5.07%	#^	03/10/2033	2,387,502
2,893,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSE	5.07%	#^	03/10/2033	2,930,545
1,988,000	Hilton USA Trust, Series 2016-SFP-D	4.93%	^	11/05/2035	2,013,474
3,000,000	Hilton USA Trust, Series 2016-SFP-F	6.16%	^	11/05/2035	3,055,291
12,945,000	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.54%	^	11/15/2036	12,985,466
8,000,000	Hunt Ltd., Series 2017-FL1-C (1 Month LIBOR USD + 2.40%)	4.79%	^	08/15/2034	7,995,368
5,440,000	IMT Trust, Series 2017-APTS-EFL (1 Month LIBOR USD + 2.15%)	4.54%	^	06/15/2034	5,402,126
305,000	IMT Trust, Series 2017-APTS-FFL (1 Month LIBOR USD + 2.85%)	5.24%	^	06/15/2034	302,716
22,249,216	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.25%	#I/O	01/15/2049	943,271
1,872,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-B (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.39%	^	06/15/2032	1,862,042
1,414,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-C (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.64%	^	06/15/2032	1,397,301
4,578,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.29%	^	06/15/2032	4,502,287
6,051,265	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-C (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.99%	^	06/15/2032	6,091,959
847,079	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-D (1 Month LIBOR USD + 2.10%, 2.30% Floor)	4.49%	^	06/15/2032	854,454
2,240,882	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-E (1 Month LIBOR USD + 3.00%, 3.35% Floor)	5.39%	^	06/15/2035	2,266,630
5,625,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX-D	5.10%	#	01/12/2037	5,634,547
1,705,027	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	1,626,526
2,369,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-MAR7-D	5.23%	^	06/05/2032	2,399,825
38,591,056	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.88%	#I/O	12/15/2049	1,348,140
3,776,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.14%	#^	10/05/2031	3,811,004
10,245,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54%	^	07/05/2033	10,873,516
4,216,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-C	4.34%	^	05/05/2032	4,458,981
4,314,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-D	4.60%	#^	05/05/2032	4,527,823
5,040,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-E	4.60%	#^	05/05/2032	5,177,743
5,287,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-F	4.60%	#^	05/05/2032	5,271,541
8,361,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-G	4.60%	#^	05/05/2032	7,800,052
5,871,644	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.02%	#I/O	02/15/2047	192,007
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.62%	#	09/15/2047	527,168
360,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	4.12%	#^	09/15/2047	352,351
22,439,530	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	1.08%	#I/O	11/15/2047	757,179
1,303,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.55%	#	01/15/2048	1,371,720
6,763,050	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.20%	#I/O	01/15/2048	256,352
1,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.98%	#^	02/15/2048	971,849
125,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.29%	#	05/15/2048	128,776
25,865,933	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.91%	#I/O	05/15/2048	697,876
27,405,233	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.68%	#I/O	07/15/2048	753,636
12,511,382	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	1.08%	#I/O	08/15/2048	519,638
23,979,143	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.53%	#I/O	11/15/2048	1,016,953
580,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.77%	#	12/15/2048	612,320
9,040,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-MFP-E	4.54%	^±	07/15/2036	9,062,600
10,000,000	LCCM, Series 2017-LC26-C	4.71%	^	07/12/2050	10,369,315
10,718,819	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	2.03%	#^I/O	03/10/2049	693,253
88,521,693	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.27%	#^I/O	03/10/2050	3,833,786
300,000	Madison Avenue Trust, Series 2013-650M-D	4.17%	#^	10/12/2032	303,190
2,080,000	Madison Avenue Trust, Series 2013-650M-E	4.17%	#^	10/12/2032	2,070,648
2,366,000	Marathon CRE, Series 2018-FL1-AS (1 Month LIBOR USD + 1.55%, 1.55% Floor)	3.94%	^	06/15/2028	2,369,549
2,512,000	Marathon CRE, Series 2018-FL1-C (1 Month LIBOR USD + 2.60%, 2.60% Floor)	4.99%	^	06/15/2028	2,527,072
19,717	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.78%	#	05/12/2039	19,914
11,450,000	Monarch Beach Resort Trust, Series 2018-MBR-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	4.94%	^	07/15/2035	11,525,185
10,600,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV-CK	4.30%	^	10/15/2030	9,359,845
3,711,442	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	0.77%	#I/O	10/15/2046	81,608
15,582,138	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7-XA	1.49%	#I/O	02/15/2046	630,112
6,695,097	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14-XA	1.18%	#I/O	02/15/2047	223,407
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.62%	#	10/15/2047	527,543
620,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	631,972
120,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.61%	#	02/15/2048	125,265
1,072,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-D	3.07%	^	02/15/2048	982,984
21,331,133	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.40%	#I/O	01/15/2049	1,295,670
1,466,000	Morgan Stanley Capital Trust, Series 2014-CPT-G	3.56%	#^	07/13/2029	1,456,016
2,330,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%)	4.59%	^	11/15/2034	2,332,954
3,494,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%)	5.54%	^	11/15/2034	3,498,294
2,647,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%)	6.74%	^	11/15/2034	2,652,011
2,680,000	Morgan Stanley Capital Trust, Series 2017-CLS-E (1 Month LIBOR USD + 1.95%, 1.95% Floor)	4.34%	^	11/15/2034	2,669,095
2,977,000	Morgan Stanley Capital Trust, Series 2017-CLS-F (1 Month LIBOR USD + 2.60%, 2.60% Floor)	4.99%	^	11/15/2034	2,968,734
1,724,000	Morgan Stanley Capital Trust, Series 2017-JWDR-E (1 Month LIBOR USD + 3.05%, 3.05% Floor)	5.44%	^	11/15/2034	1,743,211
2,935,000	Morgan Stanley Capital Trust, Series 2018-SUN-D (1 Month LIBOR USD + 1.65%, 1.65% Floor)	4.04%	^	07/15/2035	2,951,034
4,380,000	Morgan Stanley Capital Trust, Series 2018-SUN-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	4.94%	^	07/15/2035	4,437,527
2,935,000	Morgan Stanley Capital Trust, Series 2018-SUN-G (1 Month LIBOR USD + 3.05%, 3.05% Floor)	5.44%	^	07/15/2035	2,964,916
13,327,000	Morgan Stanley Capital Trust, Series 2019-PLND-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	4.54%	^	05/15/2036	13,368,753
821,000	Morgan Stanley Capital, Inc., Series 2014-CPT-E	3.56%	#^	07/13/2029	827,773
1,386,000	Morgan Stanley Capital, Inc., Series 2014-CPT-F	3.56%	#^	07/13/2029	1,389,076
5,670,983	Motel 6 Trust, Series 2017-MTL6-D (1 Month LIBOR USD + 2.15%, 2.15% Floor)	4.54%	^	08/15/2034	5,705,060
3,424,256	Motel 6 Trust, Series 2017-MTL6-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	6.64%	^	08/15/2034	3,465,096
1,192,550	MSCG Trust, Series 2016-SNR-C	5.21%	^	11/15/2034	1,208,844
11,755,000	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	5.44%	^	10/15/2037	11,818,256
9,940,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	4.64%	^	06/15/2035	9,861,575
11,120,000	NLY Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.29%	^	02/15/2036	11,200,620
7,608,000	One Market Plaza Trust, Series 2017-1MKT-E	4.14%	^	02/10/2032	7,767,729
5,328,792	PFP Ltd., Series 2017-4-C (1 Month LIBOR USD + 2.25%, 2.25% Floor)	4.64%	^	07/14/2035	5,341,171
6,946,000	PFP Ltd., Series 2019-5-B (1 Month LIBOR USD + 1.65%)	4.05%	^	04/14/2036	6,972,478
6,614,000	RAIT Trust, Series 2017-FL7-B (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.99%	^	06/15/2037	6,557,102
34,840,107	SLIDE, Series 2018-FUN-XCP	0.98%	#^I/O	12/15/2020	483,243
8,426,455	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.18%, 3.10% Floor)	5.60%	^	11/11/2034	8,470,434
10,153,000	TRTX Issuer Ltd. 2018-FL2-D	5.09%	^±	11/18/2037	10,279,912
2,034,000	UBS Commercial Mortgage Trust, Series 2017-C1-XB	1.05%	#I/O	06/15/2050	132,416
88,223,727	UBS Commercial Mortgage Trust, Series 2018-C13-XA	0.97%	#I/O	10/15/2051	5,190,061
6,009,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.86%	#	02/15/2051	6,399,212
87,249,965	UBS Commercial Mortgage Trust, Series 2018-C8-XA	1.04%	#I/O	02/15/2051	5,258,215
5,929,000	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1-D	6.25%	#^	01/10/2045	6,322,585
1,900,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/15/2050	1,512,691
540,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	563,342
12,032,135	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	1.05%	#I/O	02/15/2048	492,196
54,501,824	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-XA	1.06%	#I/O	09/15/2058	2,442,020
2,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.76%	#	11/15/2048	2,097,060
21,125,256	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.18%	#I/O	11/15/2048	1,122,529
31,800,354	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.87%	#I/O	07/15/2058	942,073
1,340,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3-C	4.64%	#	09/15/2057	1,411,185
1,150,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-E	3.75%	#^	12/15/2048	1,013,394
1,443,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.88%	#	01/15/2059	1,510,393
14,813,072	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.93%	#I/O	03/15/2059	1,219,879
76,913,869	Wells Fargo Commercial Mortgage Trust, Series 2017-C38-XA	1.21%	#I/O	07/15/2050	5,016,030
16,109,294	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-XA	1.70%	#I/O	01/15/2060	1,360,079
4,452,197	Wells Fargo Commercial Mortgage Trust, Series 2018-BXI-E (1 Month LIBOR USD + 2.16%)	4.55%	^	12/15/2036	4,454,158
3,374,188	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.21%	#I/O	03/15/2047	124,075
8,872,207	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.21%	#I/O	08/15/2047	364,969
28,884,232	WF-RBS Commercial Mortgage Trust, Series 2016-NXS6-XA	1.78%	#I/O	11/15/2049	2,293,203

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $868,891,477)					858,873,263

Non-Agency Residential Collateralized Mortgage Obligations - 11.8%
6,602,187	Ajax Mortgage Loan Trust, Series 2017-A-A	3.47%	^§	04/25/2057	6,628,108
6,652,711	Ajax Mortgage Loan Trust, Series 2018-C-A	4.36%	#^	09/25/2065	6,795,968
21,648,899	Ajax Mortgage Loan Trust, Series 2019-C-A	3.95%	#^	10/25/2058	21,777,104
8,912,807	Alternative Loan Trust, Series 2005-49CB-A6	5.50%		11/25/2035	8,323,079
11,043,199	Alternative Loan Trust, Series 2005-62-1A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	2.70%		12/25/2035	10,028,474
8,063,447	Alternative Loan Trust, Series 2006-36T2-1A3	5.75%		12/25/2036	5,502,260
10,348,426	Alternative Loan Trust, Series 2007-12T1-A5	6.00%		06/25/2037	7,728,053
6,785,572	Alternative Loan Trust, Series 2007-8CB-A1	5.50%		05/25/2037	5,674,513
9,102,978	Alternative Loan Trust, Series 2007-HY9-A2 (1 Month LIBOR USD + 0.27%, 0.27% Floor)	2.67%		08/25/2047	7,960,255
1,750,000	Banc of America Funding Corporation, Series 2005-B-3M1 (1 Month LIBOR USD + 0.68%, 0.45% Floor, 11.00% Cap)	3.06%		04/20/2035	1,728,247
2,496,652	Banc of America Funding Corporation, Series 2006-7-T2A1	5.88%	#	10/25/2036	2,407,190
2,679,350	Banc of America Mortgage Securities Trust, Series 2005-I-2A5	4.41%	#	10/25/2035	2,699,221
7,557,842	Banc of America Mortgage Securities Trust, Series 2007-3-1A1	6.00%		09/25/2037	7,402,373
4,848,551	Bayview Koitere Fund Trust, Series 2019-RN3-A1	3.97%	^§	07/28/2033	4,889,556
22,500,000	Bayview Opportunity Master Fund Trust, Series 2019-SBR2-A1	3.43%	^§	06/28/2034	22,522,500
2,314,790	BCAP LLC Trust, Series 2012-RR1-3A4	5.50%	#^	10/26/2035	2,239,488
27,100,000	Bellemeade Ltd., Series 2019-2A-M1A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.40%	^	04/25/2029	27,139,216
7,376,419	Bunker Hill Loan Depositary Trust, Series 2019-1-A1	3.61%	^§	10/26/2048	7,560,983
8,984,706	CIM Trust, Series 2016-3-A1 (1 Month LIBOR USD + 2.50%, 2.50% Floor)	4.94%	^	02/25/2056	9,285,778
445,186	Citicorp Residential Mortgage Trust, Series 2007-1-A4	5.25%	ß	03/25/2037	454,484
37,589,808	Citigroup Mortgage Loan Trust, Inc., Series 2018-A-A1	4.00%	#^	01/25/2068	38,192,320
5,000,000	Citigroup Mortgage Loan Trust, Series 2019-B-A1	3.26%	#^	04/25/2066	5,035,715
1,374,982	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	1,347,532
4,402,231	Civic Mortgage LLC, Series 2018-1-A1	3.89%	^§	06/25/2022	4,393,057
12,035,305	COLT Mortgage Loan Trust, Series 2018-1-A1	2.93%	#^	02/25/2048	12,042,131
25,143	Countrywide Alternative Loan Trust, Series 2004-33-1A1	4.78%	#	12/25/2034	26,004
619,654	Countrywide Alternative Loan Trust, Series 2005-23CB-A15	5.50%		07/25/2035	622,562
2,212,591	Countrywide Alternative Loan Trust, Series 2005-28CB-1A6	5.50%		08/25/2035	2,207,862
2,267,865	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	1,886,851
482,287	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	420,480
1,587,285	Countrywide Home Loans, Series 2005-10-A2	5.50%		05/25/2035	1,502,397
849,187	Countrywide Home Loans, Series 2007-14-A15	6.50%		09/25/2037	716,552
2,628	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-8-6A1	4.50%		12/25/2019	2,626
2,448,675	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-2A1	6.00%		12/25/2035	2,315,397
98,199	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-8A5	6.00%		12/25/2035	100,648
925,882	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	830,845
1,000,000	Credit Suisse Mortgage Capital Certificates, Series 2011-12R-3A5	4.46%	#^	07/27/2036	1,017,915
554,887	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	4.04%	#^	11/27/2037	567,254
11,358,319	CSMC Trust, Series 2018-RPL7-A1	4.00%	^	08/26/2058	11,545,702
36,772,115	CSMC Trust, Series 2018-RPL8-A1	4.13%	#^	07/25/2058	37,359,719
4,871,932	CSMC Trust, Series 2019-JR1-A1	4.10%	#^	09/27/2066	4,919,375
19,712,339	CSMC Trust, Series 2019-RPL2-A1	3.88%	^	07/25/2058	20,136,895
1,852,885	Deephaven Residential Mortgage Trust, Series 2017-1A-A1	2.73%	#^	12/26/2046	1,858,166
666,073	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	6.50%	#^	07/27/2037	639,899
826,745	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01%	#	10/25/2036	794,177
12,500,000	Eagle Ltd., Series 2019-1-M1A (1 Month LIBOR USD + 1.25%)	3.65%	^	04/25/2029	12,523,286
2,180,391	Ellington Financial Mortgage Trust, Series 2017-1-A1	2.69%	#^	10/25/2047	2,178,788
2,237,036	Ellington Financial Mortgage Trust, Series 2017-1-A2	2.74%	#^	10/25/2047	2,235,387
1,555,945	Ellington Financial Mortgage Trust, Series 2017-1-A3	2.84%	#^	10/25/2047	1,555,661
3,479,785	GCAT LLC, Series 2017-2-A1	3.50%	^§	04/25/2047	3,491,942
10,502,795	GCAT LLC, Series 2018-1-A1	3.84%	^§	06/25/2048	10,588,311
19,567,597	GCAT LLC, Series 2019-1-A1	4.09%	^§	04/26/2049	20,006,890
10,000,000	GCAT LLC, Series 2019-2-A1	3.47%	^§	06/25/2024	10,007,000
2,139,966	GSAA Home Equity Trust, Series 2005-11-2A1 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	2.68%		10/25/2035	2,152,363
574,279	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	464,652
1,113,349	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap)	2.67%		02/25/2037	1,003,666
1,755,183	IndyMac Mortgage Loan Trust, Series 2006-AR5-2A1	3.83%	#	05/25/2036	1,583,872
9,496,770	JP Morgan Alternative Loan Trust, Series 2007-S1-A2 (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.50% Cap)	2.74%		04/25/2047	9,150,135
14,817,387	Legacy Mortgage Asset Trust 2019-GS4, Series 2019-GS4-A1	3.44%	^§	05/25/2059	14,961,895
16,048,040	Legacy Mortgage Asset Trust, Series 2017-GS1-A1	3.50%	^§	01/25/2057	16,004,602
20,843,771	Legacy Mortgage Asset Trust, Series 2018-GS2-A1	4.00%	^§	04/25/2058	21,062,606
21,577,007	Legacy Mortgage Asset Trust, Series 2019-GS3-A1	3.75%	^§	04/25/2059	22,027,159
315,073	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	254,395
147,542	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	4.66%	#	04/25/2036	131,852
470,553	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	339,129
1,735,950	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	1,252,038
26,127,806	Morgan Stanley Capital Trust, Series 2006-HE3-A2D (1 Month LIBOR USD + 0.25%, 0.25% Floor)	2.65%		04/25/2036	25,079,459
363,374	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.67%	#	02/25/2036	313,864
3,500,000	Nationstar HECM Loan Trust, Series 2018-1A-M2	3.47%	#^	02/25/2028	3,484,124
9,500,000	Nationstar HECM Loan Trust, Series 2018-1A-M3	3.79%	#^	02/25/2028	9,488,609
7,489,046	New Residential Mortgage Loan Trust, Series 2019-RPL1-A1	4.33%	^§	02/26/2024	7,619,104
7,212,850	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1-A1	3.00%	^§	06/25/2057	7,217,505
8,540,687	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2-A1	3.00%	^§	07/25/2057	8,566,337
7,240,571	Preston Ridge Partners Mortgage Trust, Series 2017-2A-A1	3.47%	^§	09/25/2022	7,282,065
19,663,406	Pretium Mortgage Credit Partners LLC, Series 2018-NPL3-A1	4.13%	^§	08/25/2033	19,846,048
7,220,432	PRPM LLC, Series 2018-1A-A1	3.75%	#^	04/25/2023	7,251,111
21,691,345	PRPM LLC, Series 2018-2A-A1	4.00%	#^	08/25/2023	21,944,925
27,600,000	Radnor Ltd., Series 2019-2-M1A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	3.58%	^	06/25/2029	27,842,742
4,152,658	RCO Trust, Series 2016-SFR1-A	3.75%	#^	11/25/2051	4,215,833
5,007,034	RCO Trust, Series 2017-INV1-A	3.20%	#^	11/25/2052	4,990,786
2,832,674	RCO Trust, Series 2017-INV1-M1	3.90%	#^	11/25/2052	2,875,159
1,068,637	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	1,044,309
1,417,797	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	1,337,261
869,166	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	628,067
3,344,811	Shellpoint Co-Originator Trust, Series 2016-1-1A10	3.50%	#^	11/25/2046	3,375,551
4,439,729	Soundview Home Loan Trust, Series 2007-OPT3-2A3 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	2.58%		08/25/2037	4,370,267
13,615,705	Starwood Mortgage Residential Trust, Series 2018-IMC1-A3	3.98%	#^	03/25/2048	13,921,615
4,511,604	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	4.53%	#	12/25/2035	4,343,530
1,297,744	Structured Asset Securities Corporation, Series 2005-16-1A2	5.50%		09/25/2035	1,319,212
16,920,399	Towd Point Mortgage Trust, Series 2019-SJ1-A1	3.75%	#^	11/25/2058	17,156,080
509,103	Velocity Commercial Capital Loan Trust, Series 2016-1-AFX	3.53%	#^	04/25/2046	508,219
11,294,886	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05%	#^	10/26/2048	11,565,241
5,736,030	Verus Securitization Trust, Series 2018-1-A1	2.93%	#^	02/25/2048	5,753,212
1,723,017	Verus Securitization Trust, Series 2018-2-A2	3.78%	#^	06/01/2058	1,745,423
2,000,141	Verus Securitization Trust, Series 2018-2-A3	3.83%	#^	06/01/2058	2,026,119
12,788,158	VOLT LLC, Series 2017-NPL9-A1	3.13%	^§	09/25/2047	12,849,751
7,029,330	VOLT LLC, Series 2018-NPL5-A1A	4.21%	^§	08/25/2048	7,113,705
21,212,393	VOLT LLC, Series 2018-NPL6-A1A	4.11%	^§	09/25/2048	21,466,726
18,697,147	VOLT LLC, Series 2018-NPL7-A1A	3.97%	^§	09/25/2048	18,886,815
13,202,382	VOLT LLC, Series 2018-NPL8-A1A	4.21%	^§	10/26/2048	13,317,333
142,935	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A5	6.00%		07/25/2036	132,337
5,946,047	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-2A1	4.00%	#	09/25/2036	5,783,915
1,323,455	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	1,320,621
3,702,060	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A85	6.00%		08/25/2037	3,569,926
4,760,108	Wells Fargo Mortgage Backed Securities Trust, Series 2007-13-A7	6.00%		09/25/2037	4,826,781

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $783,069,539)					788,584,247

US Corporate Bonds - 5.0%
4,640,000	AbbVie, Inc.	3.38%		11/14/2021	4,719,089
4,505,000	Altria Group, Inc.	3.49%		02/14/2022	4,633,296
5,115,000	American Express Company (3 Month LIBOR USD + 0.65%)	3.17%		02/27/2023	5,119,740
9,745,000	Amgen, Inc.	2.20%		05/11/2020	9,729,096
4,395,000	Analog Devices, Inc.	2.95%		01/12/2021	4,435,461
9,750,000	Anthem, Inc.	2.50%		11/21/2020	9,770,671
9,710,000	AT&T, Inc.	2.80%		02/17/2021	9,772,998
9,695,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	3.27%		03/05/2024	9,710,169
7,085,000	BAT Capital Corporation	2.30%		08/14/2020	7,069,831
9,750,000	Capital One Financial Corporation	2.40%		10/30/2020	9,760,996
9,490,000	Cardinal Health, Inc.	2.62%		06/15/2022	9,541,994
3,870,000	Celgene Corporation	2.88%		08/15/2020	3,889,977
4,715,000	Cigna Corporation	3.40%	^	09/17/2021	4,807,030
8,800,000	Cintas Corporation	2.90%		04/01/2022	8,950,151
4,890,000	Citigroup, Inc.	2.75%		04/25/2022	4,938,826
4,640,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	3.54%		06/01/2024	4,668,050
4,600,000	Comcast Corporation	3.45%		10/01/2021	4,733,656
8,005,000	Consolidated Edison, Inc.	2.00%		03/15/2020	7,979,771
1,770,000	Consolidated Edison, Inc.	2.00%		05/15/2021	1,760,695
4,180,000	Continental Resources, Inc.	4.50%		04/15/2023	4,393,893
9,555,000	CVS Health Corporation	2.80%		07/20/2020	9,580,745
3,550,000	Daimler Finance North America LLC	2.30%	^	02/12/2021	3,536,800
4,855,000	Delta Air Lines, Inc.	3.40%		04/19/2021	4,928,976
3,580,000	DuPont de Nemours, Inc.	3.77%		11/15/2020	3,648,980
4,450,000	eBay, Inc.	2.75%		01/30/2023	4,475,598
4,350,000	Energy Transfer Operating LP	4.25%		03/15/2023	4,543,110
4,535,000	EQT Corporation	2.50%		10/01/2020	4,523,325
3,140,000	FedEx Corporation	3.40%		01/14/2022	3,219,461
4,910,000	Ford Motor Credit Company LLC (3 Month LIBOR USD + 1.24%)	3.75%		02/15/2023	4,768,737
4,720,000	General Electric Company	2.70%		10/09/2022	4,714,784
1,930,000	General Mills, Inc.	3.20%		04/16/2021	1,960,106
2,245,000	General Mills, Inc.	3.15%		12/15/2021	2,282,856
1,945,000	General Motors Financial Company	2.65%		04/13/2020	1,944,756
2,610,000	General Motors Financial Company	3.20%		07/06/2021	2,633,062
3,875,000	Goldman Sachs Group, Inc.	2.30%		12/13/2019	3,875,141
3,325,000	Goldman Sachs Group, Inc.	3.20%		06/05/2020	3,353,730
2,580,000	Goldman Sachs Group, Inc.	2.35%		11/15/2021	2,576,102
5,850,000	JPMorgan Chase & Company (3 Month LIBOR USD + 0.70%)	3.21%		04/01/2023	5,970,533
620,000	Kinder Morgan Energy Partners LP	6.85%		02/15/2020	635,848
7,265,000	Kinder Morgan, Inc.	3.05%		12/01/2019	7,278,622
4,185,000	Marathon Petroleum Corporation	4.75%		12/15/2023	4,515,437
4,100,000	Marsh & McLennan Companies, Inc. (3 Month LIBOR USD + 1.20%)	3.52%		12/29/2021	4,111,969
4,410,000	Microchip Technology, Inc.	3.92%		06/01/2021	4,490,006
9,545,000	Mondelez International, Inc.	3.00%		05/07/2020	9,584,801
9,443,000	Morgan Stanley (3 Month LIBOR USD + 0.93%)	3.52%		07/22/2022	9,505,205
4,660,000	NextEra Energy Capital Holdings, Inc.	3.34%		09/01/2020	4,713,250
9,559,000	Northrop Grumman Corporation	2.08%		10/15/2020	9,545,392
2,395,000	PNC Bank	2.45%		11/05/2020	2,400,840
950,000	PNC Financial Services Group, Inc.	5.13%		02/08/2020	965,899
4,325,000	PNC Funding Corporation	4.38%		08/11/2020	4,422,194
2,220,000	Prudential Financial, Inc.	4.50%		11/15/2020	2,288,090
865,000	Prudential Financial, Inc.	4.50%		11/16/2021	909,443
935,000	Prudential Financial, Inc.	3.50%		05/15/2024	988,035
4,625,000	PSEG Power LLC	3.85%		06/01/2023	4,820,352
2,715,000	Reynolds American, Inc.	3.25%		06/12/2020	2,733,766
4,390,000	Schlumberger Holdings Corporation	3.75%	^	05/01/2024	4,582,628
6,255,000	Sherwin-Williams Company	2.25%		05/15/2020	6,244,481
5,000,000	Synchrony Financial	3.75%		08/15/2021	5,095,437
9,385,000	Thermo Fisher Scientific, Inc.	3.60%		08/15/2021	9,605,257
4,760,000	Union Pacific Corporation	3.20%		06/08/2021	4,844,951
5,045,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	3.62%		05/15/2025	5,114,054
5,380,000	Volkswagen Group of America Finance LLC	4.00%	^	11/12/2021	5,553,138
4,650,000	Waste Management, Inc.	2.95%		06/15/2024	4,784,338
600,000	Wells Fargo & Company	2.15%		01/30/2020	599,473
8,400,000	Wells Fargo & Company	2.60%		01/15/2021	8,434,042
4,975,000	Welltower, Inc.	3.63%		03/15/2024	5,177,466

Total US Corporate Bonds (Cost $333,364,534)					336,866,606

US Government and Agency Mortgage Backed Obligations - 6.5%
31,770,390	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.44%	#I/O	03/25/2023	1,238,397
7,953,268	Federal Home Loan Mortgage Corporation, Pool 2B1122 (12 Month LIBOR USD + 1.65%, 7.14% Cap)	2.14%		02/01/2043	8,098,029
1,769,571	Federal Home Loan Mortgage Corporation, Pool G08626	3.00%		02/01/2045	1,797,604
1,879,138	Federal Home Loan Mortgage Corporation, Pool G08631	3.00%		03/01/2045	1,908,133
14,984,765	Federal Home Loan Mortgage Corporation, Pool G18660	3.50%		09/01/2032	15,501,701
822,355	Federal Home Loan Mortgage Corporation, Pool U79016	2.50%		05/01/2028	828,228
565,735	Federal Home Loan Mortgage Corporation, Series 3417-SM (-1 x 1 Month LIBOR USD + 6.28%, 6.28% Cap)	3.89%	I/FI/O	02/15/2038	102,646
11,628,136	Federal Home Loan Mortgage Corporation, Series 356-F5 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap)	2.89%		09/15/2047	11,654,720
9,514,970	Federal Home Loan Mortgage Corporation, Series 4060-QA	1.50%		09/15/2026	9,376,553
8,711,079	Federal Home Loan Mortgage Corporation, Series 4125-FA (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.74%		11/15/2042	8,665,535
1,715,277	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	1,757,035
14,992,378	Federal Home Loan Mortgage Corporation, Series 4718-FA (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.74%		09/15/2047	14,937,999
17,142,975	Federal Home Loan Mortgage Corporation, Series 4734-A	3.00%		07/15/2042	17,363,067
20,087,476	Federal Home Loan Mortgage Corporation, Series 4738-LA	3.00%		11/15/2043	20,475,825
7,606,822	Federal National Mortgage Association Pass-Thru, Pool AL2987 (12 Month LIBOR USD + 1.63%, 7.33% Cap)	2.38%		11/01/2042	7,814,583
817,403	Federal National Mortgage Association Pass-Thru, Pool AL3797	2.50%		06/01/2028	822,751
10,268,641	Federal National Mortgage Association Pass-Thru, Pool AP7870 (12 Month LIBOR USD + 1.70%, 7.49% Cap)	2.50%		07/01/2042	10,617,297
2,633,574	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	2,672,026
495,478	Federal National Mortgage Association Pass-Thru, Pool MA1200	3.00%		10/01/2032	504,528
4,720,470	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	4,723,795
18,039,569	Federal National Mortgage Association, Pool BM5112	3.00%		11/01/2033	18,448,645
9,298,901	Federal National Mortgage Association, Series 2011-63-FX (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.00% Cap)	2.75%		07/25/2041	9,295,266
987,705	Federal National Mortgage Association, Series 2012-134-FT (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.75%		12/25/2042	982,804
3,181,699	Federal National Mortgage Association, Series 2012-32-DA	2.00%		11/25/2026	3,153,479
22,231,321	Federal National Mortgage Association, Series 2012-56-FK (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap)	2.85%		06/25/2042	22,234,514
10,825,161	Federal National Mortgage Association, Series 2013-20-FE (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.75%		03/25/2043	10,769,802
3,096,288	Federal National Mortgage Association, Series 2014-66-QE	2.00%		01/25/2040	3,079,755
4,669,938	Federal National Mortgage Association, Series 2015-59-A	3.00%		06/25/2041	4,721,550
2,759,565	Federal National Mortgage Association, Series 2015-9-HA	3.00%		01/25/2045	2,836,897
7,933,470	Federal National Mortgage Association, Series 2016-72-PA	3.00%		07/25/2046	8,054,806
3,965,487	Federal National Mortgage Association, Series 2017-116-FB (1 Month LIBOR USD + 0.25%, 0.25% Floor, 6.50% Cap)	2.63%		05/20/2044	3,951,894
8,099,763	Federal National Mortgage Association, Series 2017-13-ML	3.00%		08/25/2041	8,249,019
7,409,325	Federal National Mortgage Association, Series 2017-2-HA	3.00%		09/25/2041	7,487,933
6,995,451	Federal National Mortgage Association, Series 2017-4-CH	3.00%		06/25/2042	7,065,057
19,451,776	Federal National Mortgage Association, Series 2017-96-FA (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	2.80%		12/25/2057	19,542,833
13,655,892	Federal National Mortgage Association, Series 2018-15-JF (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.70%		03/25/2048	13,582,504
9,735,121	Federal National Mortgage Association, Series 2018-16-FN (1 Month LIBOR USD + 0.25%, 0.25% Floor, 6.50% Cap)	2.65%		03/25/2048	9,697,349
10,954,779	Federal National Mortgage Association, Series 2018-31-FD (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.70%		05/25/2048	10,893,542
12,557,988	Federal National Mortgage Association, Series 2018-49-FB (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.70%		07/25/2048	12,503,922
18,249,309	Federal National Mortgage Association, Series 2018-55-FA (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.70%		08/25/2048	18,205,628
17,966,279	Federal National Mortgage Association, Series 2018-57-FA (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.70%		08/25/2048	17,944,173
7,974,122	Federal National Mortgage Association, Series 2018-63-FC (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.70%		09/25/2048	7,953,377
14,030,432	Federal National Mortgage Association, Series 2018-64-FA (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.75%		09/25/2048	14,031,967
20,725,761	Federal National Mortgage Association, Series 2018-70-HF (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.75%		10/25/2058	20,823,406
20,167,109	Federal National Mortgage Association, Series 2018-77-FA (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.70%		10/25/2048	20,051,549
8,786,622	Federal National Mortgage Association, Series 2018-80-FG (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.75%		10/25/2048	8,782,496
10,587,929	Government National Mortgage Association, Series 2019-42-FK (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap)	2.83%		04/20/2049	10,597,776

Total US Government and Agency Mortgage Backed Obligations (Cost $433,929,537)					435,802,395

US Government and Agency Obligations - 8.4%
90,200,000	United States Treasury Notes	2.25%		03/31/2020	90,355,031
90,000,000	United States Treasury Notes	2.75%		04/30/2023	93,348,633
145,800,000	United States Treasury Notes	1.63%		04/30/2023	145,193,449
229,200,000	United States Treasury Notes	2.25%		12/31/2023	234,074,976

Total US Government and Agency Obligations (Cost $553,256,880)					562,972,089

Affiliated Mutual Funds - 3.0%
19,935,204	DoubleLine Ultra Short Bond Fund (Class I)				200,149,451

Total Affiliated Mutual Funds (Cost $199,900,100)					200,149,451

Warrants - 0.0%
29,232	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00* Þ				-

Total Warrants (Cost $–)					-

Short Term Investments - 12.4%
124,279,831	First American Government Obligations Fund - Class U	2.31%	♦		124,279,831
124,279,831	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.26%	♦		124,279,831
124,279,831	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.26%	♦		124,279,831
30,000,000	United States Treasury Bills	0.00%		08/08/2019	29,935,558
118,400,000	United States Treasury Bills	0.00%		08/15/2019	118,094,751
82,100,000	United States Treasury Bills	0.00%		09/19/2019	81,722,613
73,100,000	United States Treasury Bills	0.00%		10/10/2019	72,673,165
155,600,000	United States Treasury Bills	0.00%		11/07/2019	154,458,382

Total Short Term Investments (Cost $829,424,581)					829,723,962

Total Investments - 96.6% (Cost $6,447,303,012)					6,464,872,138
Other Assets in Excess of Liabilities - 3.4%					224,752,863

NET ASSETS - 100.0%					$6,689,625,001

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2019, the value of these securities amounted to $2,767,356,042 or 41.4% of net assets.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2019.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2019.

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of June 30, 2019.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of June 30, 2019.

†	Perpetual Maturity

D	Security is in default

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

&	Unfunded or partially unfunded loan commitment. At June 30, 2019, the value of these securities amounted to $397,204 or 0.0% of net assets.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

I/O	Interest only security

Þ	Value determined using significant unobservable inputs.

P/O	Principal only security

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

♦	Seven-day yield as of June 30, 2019

BRL	Brazilian Real

*	Non-income producing security

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	13.2%
Non-Agency Commercial Mortgage Backed Obligations	12.8%
Short Term Investments	12.4%
Non-Agency Residential Collateralized Mortgage Obligations	11.8%
Foreign Corporate Bonds	8.7%
US Government and Agency Obligations	8.4%
Bank Loans	7.7%
Asset Backed Obligations	6.6%
US Government and Agency Mortgage Backed Obligations	6.5%
US Corporate Bonds	5.0%
Affiliated Mutual Funds	3.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.5%
Warrants	0.0%	~
Other Assets and Liabilities	3.4%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	13.2%
Non-Agency Commercial Mortgage Backed Obligations	12.8%
Short Term Investments	12.4%
Non-Agency Residential Collateralized Mortgage Obligations	11.8%
US Government and Agency Obligations	8.4%
Asset Backed Obligations	6.6%
US Government and Agency Mortgage Backed Obligations	6.5%
Banking	5.0%
Affiliated Mutual Funds	3.0%
Energy	2.1%
Healthcare	1.5%
Telecommunications	1.4%
Electronics/Electric	1.0%
Business Equipment and Services	0.9%
Pharmaceuticals	0.8%
Utilities	0.8%
Media	0.7%
Transportation	0.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.5%
Building and Development (including Steel/Metals)	0.5%
Insurance	0.4%
Chemicals/Plastics	0.4%
Finance	0.4%
Industrial Equipment	0.4%
Automotive	0.4%
Aerospace & Defense	0.4%
Retailers (other than Food/Drug)	0.4%
Hotels/Motels/Inns and Casinos	0.3%
Leisure	0.3%
Consumer Products	0.3%
Food Products	0.3%
Mining	0.3%
Beverage and Tobacco	0.2%
Financial Intermediaries	0.2%
Food Service	0.2%
Technology	0.1%
Pulp & Paper	0.1%
Chemical Products	0.1%
Real Estate	0.1%
Environmental Control	0.1%
Diversified Manufacturing	0.1%
Commercial Services	0.1%
Cosmetics/Toiletries	0.1%
Containers and Glass Products	0.1%
Conglomerates	0.1%
Food/Drug Retailers	0.1%
Home Furnishings	0.1%
Construction	0.0%	~
Other Assets and Liabilities	3.4%

	100.0%

~	Represents less than 0.05% of net assets

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)/ Value
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	07/09/2019	100,000,000	$5,843,377
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	07/10/2019	100,000,000	8,732,934
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	07/11/2019	100,000,000	5,733,824
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	07/23/2019	100,000,000	6,862,962
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	07/24/2019	100,000,000	6,171,536
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	07/25/2019	100,000,000	5,676,504
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	07/30/2019	100,000,000	9,981,834
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	08/01/2019	99,700,000	465,021
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	08/13/2019	50,000,000	2,565,516
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	08/13/2019	100,000,000	5,159,058
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	08/14/2019	100,000,000	10,091,436
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	08/15/2019	60,700,000	607,755
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	08/20/2019	100,000,000	3,908,931
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	08/27/2019	100,000,000	3,967,347
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	08/28/2019	100,000,000	3,992,850
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	09/10/2019	100,000,000	1,259,575
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	09/17/2019	100,000,000	1,133,507
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	09/25/2019	100,000,000	596,412
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	10/08/2019	100,000,000	120,143
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	10/15/2019	100,000,000	8,018,538
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	10/22/2019	100,000,000	6,073,354
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	10/29/2019	100,000,000	4,123,694
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	11/05/2019	100,000,000	4,168,754
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	11/06/2019	50,000,000	4,593,205
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	11/12/2019	100,000,000	6,015,358
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	11/19/2019	100,000,000	10,667,385
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	01/21/2020	75,000,000	11,342,473
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/28/2020	100,000,000	13,700,675
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	02/13/2020	100,000,000	12,961,936
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	02/25/2020	100,000,000	13,010,763
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	02/26/2020	100,000,000	11,132,366
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	02/27/2020	100,000,000	7,230,626
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	03/03/2020	100,000,000	7,157,627
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	03/04/2020	100,000,000	6,869,824
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	03/10/2020	50,000,000	3,436,789
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	03/24/2020	100,000,000	5,880,909
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	04/07/2020	100,000,000	5,736,938
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	04/08/2020	100,000,000	5,819,749
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	04/14/2020	100,000,000	5,514,902
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	04/21/2020	100,000,000	3,523,978
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	04/22/2020	100,000,000	4,785,958
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	04/28/2020	100,000,000	3,882,996
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	05/05/2020	75,000,000	1,036,085
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	05/06/2020	100,000,000	4,127,540
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	05/07/2020	100,000,000	1,377,063
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	05/12/2020	100,000,000	1,900,390
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	05/13/2020	100,000,000	1,389,202
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	05/14/2020	100,000,000	(338,880)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	05/19/2020	100,000,000	(338,969)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	05/26/2020	100,000,000	(862,267)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	05/27/2020	100,000,000	(291,067)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	05/28/2020	100,000,000	1,250,919
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	06/09/2020	100,000,000	4,035,598
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	06/10/2020	100,000,000	703,113
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	06/11/2020	100,000,000	2,084,610
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	06/23/2020	100,000,000	2,850,500
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	06/24/2020	100,000,000	2,954,581
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	06/25/2020	100,000,000	3,642,519
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	07/07/2020	100,000,000	1,611,562
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	07/08/2020	100,000,000	2,707,597
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	07/09/2020	100,000,000	1,251,782
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	07/16/2020	50,000,000	380,218
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	07/21/2020	100,000,000	906,333
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	07/22/2020	100,000,000	1,791,603
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	08/04/2020	100,000,000	652,815
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	08/05/2020	100,000,000	871,628
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	08/06/2020	100,000,000	530,183

							$284,743,977

¤

Shiller Barclays CAPE® US Sector ER II USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of June 30, 2019, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E.

A summary of the DoubleLine Shiller Enhanced CAPE®’s investments in affiliated mutual funds for the period ended June 30, 2019 is as follows:

Fund	Value at March 31, 2019	Gross Purchases	Gross Sales	Shares Held at June 30, 2019	Value at June 30, 2019	Change in Unrealized for the Period Ended June 30, 2019	Dividend Income Earned in the Period Ended June 30, 2019	Net Realized Gain (Loss) in the Period Ended June 30, 2019
DoubleLine Ultra Short Bond Fund (Class I)	$199,950,099	$-	$-	19,935,204	$200,149,451	$199,352	$872,471	$-

	$199,950,099	$-	$-	19,935,204	$200,149,451	$199,352	$872,471	$-

Notes to Schedule of Investments June 30, 2019 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 17 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund and Doubleline Emerging Markets Local Currency Bond Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate schedule of investments.

Each Fund is classified as a diversified fund under the 1940 Act, except the Global Bond Fund, Infrastructure Income Fund, and Strategic Commodity Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and commencement of operations of each share class are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—

DoubleLine Floating Rate Fund	Seek high level of current income	2/1/2013	2/1/2013	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Notes to Financial Statements (Cont.)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of June 30, 20191:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,501,245,135	$458,192,157	$64,170,160	$52,369,809	$80,161,041	$3,509,571

Affiliated Mutual Funds	—	1,391,458,534	—	64,575,934	49,800,000	—

Exchange Traded Funds and Common Stocks	—	1,356,900	2,284,975	61,757,005	893,288	—

Real Estate Investment Trusts	—	—	—	2,806,856	—	—

Total Level 1	1,501,245,135	1,851,007,591	66,455,135	181,509,604	130,854,329	3,509,571

Level 2

US Government and Agency Mortgage Backed Obligations	23,467,181,842	1,718,237,591	—	6,087,768	332,697,127	—

Non-Agency Residential Collateralized Mortgage Obligations	13,870,898,355	1,027,265,278	—	14,160,060	1,297,177,522	—

US Government and Agency Obligations	4,347,742,046	1,934,647,087	—	—	334,382,654	—

Non-Agency Commercial Mortgage Backed Obligations	4,054,353,569	904,306,978	—	—	1,218,474,368	—

Collateralized Loan Obligations	2,735,122,973	359,897,695	—	1,284,588	1,153,027,870	1,958,049

Asset Backed Obligations	2,302,971,883	245,068,650	—	846,395	600,025,403	—

Other Short Term Investments	1,247,801,399	434,044,008	—	11,929,239	184,626,531	—

Foreign Corporate Bonds	—	1,570,839,774	1,097,600,865	—	1,124,706,881	6,295,663

US Corporate Bonds	—	1,493,481,314	—	—	402,182,531	37,728,192

Bank Loans	—	482,197,081	—	—	357,514,311	379,722,586

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	136,201,540	90,823,871	—	58,287,790	—

Municipal Bonds	—	10,719,414	—	—	—	—

Total Level 2	52,026,072,067	10,316,906,410	1,188,424,736	34,308,050	7,063,102,988	425,704,490

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	304,336,700	40,889,022	—	952,690	1,265,984	—

Asset Backed Obligations	—	8,645,077	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	3,467,652	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	1	—	—	—

Total Level 3	304,336,700	53,052,753	82,504	952,690	1,265,984	—

Total	$53,831,653,902	$12,220,966,754	$1,254,962,375	$216,770,344	$7,195,223,301	$429,214,061

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$1,186,553	$—	$—

Total Level 1	—	—	—	1,186,553	—	—

Level 2

Excess Return Swaps	—	—	—	4,238,171	—	—

Forward Currency Exchange Contracts	—	—	—	24,621	—	—

Total Level 2	—	—	—	4,262,792	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$5,449,345	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$372,839,493	$60,573,027	$5,132,014	$1,919,487	$38,402,511	$4,661,618

Affiliated Mutual Funds	200,149,451	98,118,347	—	—	—	—

Exchange Traded Funds and Common Stock	—	55,684	212,483	—	—	—

Total Level 1	572,988,944	158,747,058	5,344,497	1,919,487	38,402,511	4,661,618

Level 2

Collateralized Loan Obligations	883,965,159	218,861,055	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	856,607,591	147,592,980	—	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	788,584,247	266,652,250	—	—	—	—

Foreign Corporate Bonds	580,492,685	225,599,524	203,315,557	—	—	—

US Government and Agency Obligations	562,972,089	46,436,958	—	24,686,970	—	234,309,765

Bank Loans	516,108,185	104,524,399	—	—	—	—

Other Short Term Investments	456,884,469	—	—	3,672,854	401,666,910	—

Asset Backed Obligations	437,560,617	59,693,847	—	—	—	—

US Government and Agency Mortgage Backed Obligations	435,802,395	13,126,344	—	59,002,617	—	—

US Corporate Bonds	336,866,606	99,287,881	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	33,771,981	16,198,696	24,466,171	—	—	919,643,822

Total Level 2	5,889,616,024	1,197,973,934	227,781,728	87,362,441	401,666,910	1,153,953,587

Level 3

Non-Agency Commercial Mortgage Backed Obligations	2,265,672	477,174	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	31,211,480	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	2,267,170	31,690,154	4,494	—	—	—

Total	$6,464,872,138	$1,388,411,146	$233,130,719	$89,281,928	$440,069,421	$1,158,615,205

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$356,068	$—	$—

Total Level 1	—	—	—	356,068	—	—

Level 2

Excess Return Swaps	284,743,977	—	—	—	18,459,485	—

Forward Currency Exchange Contracts	—	—	—	—	—	—

Total Level 2	284,743,977	—	—	—	18,459,485	—

Level 3	—	—	—	—	—	—

Total	$284,743,977	$—	$—	$356,068	$18,459,485	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund

Investments in Securities

Level 1

Money Market Funds	$23,346,976	$4,052,022	$6,357,372	$3,798,084	$10,000,000

Affiliated Mutual Funds	—	—	5,902,549	—	—

Total Level 1	23,346,976	4,052,022	12,259,921	3,798,084	10,000,000

Level 2

Asset Backed Obligations	246,020,408	—	4,698,452	8,553,108	—

US Corporate Bonds	157,375,655	68,111,476	4,021,379	7,997,083	—

Foreign Corporate Bonds	100,403,384	48,490,129	5,455,203	9,886,010	—

Commercial Paper	—	118,290,775	—	—	—

Other Short Term Investments	—	4,983,174	398,161	7,174,369	—

Collateralized Loan Obligations	—	—	9,879,656	17,298,747	—

Non-Agency Commercial Mortgage Backed Obligations	—	—	7,898,124	16,537,229	—

Non-Agency Residential Collateralized Mortgage Obligations	—	—	7,684,032	14,959,556	—

US Government and Agency Mortgage Backed Obligations	—	—	5,370,985	7,922,035	—

US Government and Agency Obligations	—	—	2,701,783	22,587,907	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	70,333	586,838	—

Bank Loans	—	—	—	6,765,844	—

Total Level 2	503,799,447	239,875,554	48,178,108	120,268,726	—

Level 3

Foreign Corporate Bonds	10,510,043	—	—	—	—

Asset Backed Obligations	4,477,833	—	—	—	—

Total Level 3	14,987,876	—	—	—	—

Total	$542,134,299	$243,927,576	$60,438,029	$124,066,810	$10,000,000

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—

Level 2

Forward Currency Exchange Contracts	—	—	(1,124,969)	—	—

Excess Return Swaps	—	—	3,240,159	11,938,843	—

Total Level 2	—	—	2,115,190	11,938,843	—

Level 3	—	—	—	—	—

Total	$—	$—	$2,115,190	$11,938,843	$—

See the Schedules of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended June 30, 2019.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$31,930,691	$6,606	$(950,466)	$130,575	$132,843	$(38,769)	$-	$-	$31,211,480	$(958,143)
Non-Agency Commercial Mortgage Backed Obligations	502,275	-	(25,101)	-	-	-	-	-	477,174	(25,101)
Foreign Corporate Bonds	-	-	(195,500)	-	197,000	-	-	-	1,500	-

Total	$32,432,966	$6,606	$(1,171,067)	$130,575	$329,843	$(38,769)	$-	$-	$31,690,154	$(983,244)

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2019 [3]
Investments in Securities
Foreign Corporate Bonds	$10,288,000	$-	$222,722	$(679)	$-	$-	$-	$-	$10,510,043	$237,022
Asset Backed Obligations	4,987,050	2,565	1,152	-	-	(512,934)	-	-	4,477,833	2,663

Total	$15,275,050	$2,565	$223,874	$(679)	$-	$(512,934)	$-	$-	$14,987,876	$239,685

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$31,211,480	Market Comparables	Market Quotes	$90.31 - $104.69 ($97.48)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$477,174	Market Comparables	Yields	38.27% (38.27%)	Increase in yields would have resulted in the decrease in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Value	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$10,510,043	Market Comparables	Market Quotes	$106.50 ($106.50)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,477,833	Market Comparables	Market Quotes	$99.86 ($99.86)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.